U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2022

Date of reporting period: July 1, 2021 through June 30, 2022

Item 1. Report to Stockholders

June 30, 2022

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	Unaudited

Twelve Months Ended June 30, 2022i

The investment objective of our tax-free municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high level of taxable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal. Similarly, the investment objective of the taxable municipal bond fund is to provide a high level of taxable income derived from taxable municipal securities without incurring undue risk to principal.

This report covers the twelve month period from July 1, 2021 through June 30, 2022 (the “reporting period”). Economic activity fluctuated widely during the reporting period as the economy continued to deal with fallout from the global pandemic. Real gross domestic product (GDP) expanded at a 2.3% annual rate during the third quarter of 2021. Economic growth then accelerated during the fourth quarter of 2021 to a 6.9% annual rate. However, the pace of economic growth declined significantly during the first quarter of 2022 with real GDP declining at a -1.6% rate. The economy also contracted during the second quarter of 2022 with real GDP declining at a -0.9% annual rate (advance estimate).

Labor market conditions remained extremely tight during the reporting period. Total nonfarm payroll employment rose by 372,000 in June, and the national unemployment rate remained at 3.6% which is near a 50-year low. Wage growth has remained elevated but is not keeping up with the pace of inflation. The labor force participation rate, which is an estimate of the economy’s active workforce, ended the reporting period at 62.2%.

Key measures of inflation remained elevated during the reporting period. The Federal Reserve’s (Fed) preferred inflation index, the personal consumption expenditure price index (PCE), increased 4.8% on a year-over-year basis through June. The core PCE remains well above the Fed’s 2% target rate but was trending lower at the end of the reporting period. The surge in the prices of crude oil and other commodities resulting from the Russian/Ukrainian conflict led to an increase in prices for a broad range of goods and services during the reporting period.

The Federal Open Market Committee (FOMC) raised the fed funds target rate 0.25% at its March meeting. This was the first interest rate hike since December 2018. The March rate hike was followed by a 0.50% increase in May and a subsequent 0.75% hike in June. The fed funds target rate ended the reporting period at 1.50-1.75%.

Between March 2020 and March 2022, the Fed purchased U.S. Treasury securities and agency mortgage-backed securities to keep financial conditions accommodative. This action was in response to the COVID-19 shock that hit the global economy. Beginning in June, the Fed began the process of reducing its swollen $8.5 trillion balance sheet by not reinvesting the funds it receives from maturing securities. The process of winding down the Fed’s balance sheet is expected to be a gradual process.

The municipal bond market posted negative total returns during the reporting period. The Bloomberg Municipal Bond Index (BMBI), which tracks investment grade municipal securities across all sectors and maturities, provided a total return of -8.57% for the twelve month period ended June 30, 2022. At the end of the reporting period, the BMBI had a modified adjusted duration of 6.79 years, an average coupon of 4.47%, and an average credit quality of AA2/AA3.

Bond yields remained relatively low and well anchored during the first six months of the reporting period but then proceeded to increase sharply during the first and second quarters of 2022 as stubbornly high inflation and an aggressive Federal Reserve intent on bringing inflation under control rattled financial markets. As yields rise, bond prices fall. Yields on benchmark 10-year and 30-year AAA-rated municipal bonds increased by 173 and 168 basis points, respectively, during the reporting period. As a general matter, bonds with longer maturities underperformed bonds with shorter maturities, and lower-rated bonds generally underperformed higher-rated bonds during the reporting period

The Kentucky Tax-Free Income Series provided shareholders a total return of -8.11% for the twelve month period ended June 30, 2022. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of -3.85% for the same time period. The Kentucky Tax-Free Income Series slightly outperformed the BMBI during the reporting period. The Kentucky Tax-Free Short-to-Medium Series had a substantially shorter modified adjusted duration (2.60 years), causing it to outperform the BMBI during the reporting period.

In 2021, Kentucky’s real GDP increased at a 4.7% annual rate; the 2020-2021 national growth rate was 5.7%. Kentucky’s 2021 current-dollar GDP was $234.5 billion. The state’s annual average unemployment rate at the end of June was 3.7%. In 2021, Kentucky had a per capita personal income of $50,699. Kentucky’s appropriation supported debt was rated A1 by Moody’s and A- by Standard & Poor’s as of June 30, 2022.

i

The Tennessee Tax-Free Income Series provided shareholders with a total return of -6.92% for the twelve month period ended June 30, 2022. The Tennessee Tax-Free Short-to-Medium Series provided a total return of -3.89% for the same time period. The modified adjusted durations of the Tennessee Tax-Free Income Series and the Tennessee Tax-Free Short-to-Medium Series were substantially shorter (4.01 and 2.59 years, respectively), causing both funds to outperform the BMBI during the reporting period.

In 2021, Tennessee’s real GDP increased at a 8.6% annual rate; the 2020-2021 national growth rate was 5.7%. Tennessee’s 2021 current-dollar GDP was $418.2 billion. The state’s annual average unemployment rate at the end of June was 3.3%. In 2021, the state had a per capita personal income of $54,873. Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2022

The North Carolina Tax-Free Income Series provided shareholders with a total return of -9.01% for the twelve month period ended June 30, 2022. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of -4.72% for the same time period. The nominal maturity of the North Carolina Tax-Free Income Series was substantially longer (15.00 years) than the BMBI (12.77 years) causing it to slightly underperform the index. The North Carolina Short-to-Medium Series had a shorter modified adjusted duration than the BMBI (3.32 years vs. 6.79 years) which caused it to outperform the index during the reporting period.

In 2021, North Carolina’s real GDP increased at a 6.7% annual rate; the 2020-2021 national growth rate was 5.7%. North Carolina’s 2021 current-dollar GDP was $654.9 billion. The state’s average annual unemployment rate at the end of June was 3.4%. In 2021, North Carolina had a per capita personal income of $55,043. North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2022.

The Alabama Tax-Free Income Series provided shareholders with a total return of -8.03% for the twelve month period ended June 30, 2022. The modified adjusted duration of the Alabama Tax-Free Income Series was shorter (5.31 years), causing it to outperform the BMBI during the reporting period.

In 2021, Alabama’s real GDP increased at a 4.1% annual rate; the 2020-2021 national growth rate was 5.7%. Alabama’s 2021 current-dollar GDP was $247.0 billion. The state’s average annual unemployment rate at the end of June was 2.6%. In 2021, Alabama had a per capita personal income of $48,608. Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2022.

The Mississippi Tax-Free Income Series provided shareholders with a total return of -7.46% for the twelve month period ended June 30, 2022. The modified adjusted duration of the Mississippi Tax-Free Income Series was shorter (4.86 years), causing it to outperform the BMBI during the reporting period.

In 2021, Mississippi’s real GDP increased at a 4.4% annual rate; the 2020-2021 national growth rate was 5.7%. Mississippi’s 2021 current-dollar GDP was $125.1 billion. The state’s average annual unemployment rate at the end of June was 3.8%. In 2021, Mississippi had a per capita personal income of $45,438. The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2022

The Intermediate Government Bond Series provided shareholders with a total return of -3.25% for the twelve months ended June 30, 2022. The Bloomberg U.S. Intermediate Government Bond Index (BGBI) had a total return of -6.32% for the twelve month period ended June 30, 2022. The modified adjusted duration of the Intermediate Government Bond Series was shorter (1.70 years vs. 3.76 years), causing it to outperform the BGBI during the reporting period.

The Taxable Municipal Bond Series provided shareholders with a total return of -18.66% for the twelve month period ended June 30, 2022. The Bloomberg Municipal Bond Taxable Index (BTMI) had a total return of -13.42% for the same time period. The fund experienced higher than normal redemption activity during the reporting period. The higher portfolio turnover, along with the longer modified adjusted duration (10.77 years vs. 9.30 years), caused it to underperform the BTMI during the reporting period.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios, we do not attempt to track indices. The Bloomberg Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2022. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2022.	Unaudited

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	1.87%
Aa/AA	92.81%
A	1.99%
Not Rated	3.33%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	34.24%
School Improvement	19.78%
Public Facilities Revenue	13.32%
University Consolidated Education and Building Revenue	12.63%
Municipal Utility Revenue	11.01%
Miscellaneous Public Improvement	5.16%
Hospital and Healthcare Revenue	2.28%
Refunding	2.13%
Liabilities in Excess of Assets	(0.55)%

100.00%

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	49.49%
A	50.02%
Baa/BBB	0.01%
Not Rated	0.48%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	36.09%
School Improvement	18.24%
University Consolidated Education and Building Revenue	14.35%
Municipal Utility Revenue	10.57%
Public Facilities Revenue	6.68%
Hospital and Healthcare Revenue	4.87%
Turnpikes/Toll Road/Highway Revenue	2.97%
Prerefunded	2.90%
Refunding	1.13%
Airport Revenue	0.74%
Ad Valorem Property	0.31%
State and Local Mortgage/Housing Revenue	0.01%
Other Assets Less Liabilities	1.14%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	40.40%
A	58.52%
Not Rated	1.08%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	25.02%
School Improvement	20.33%
Public Facilities Revenue	15.36%
Turnpikes/Toll Road/Highway Revenue	10.94%
University Consolidated Education and Building Revenue	9.73%
Municipal Utility Revenue	7.01%
Hospital and Healthcare Revenue	3.17%
Prerefunded	1.59%
Ad Valorem Property	1.59%
Refunding	1.42%
Airport Revenue	1.26%
Escrowed to Maturity	0.42%
Other Assets Less Liabilities	2.16%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	89.95%
A	7.74%
Not Rated	2.31%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	30.75%
Prerefunded	21.06%
Miscellaneous Public Improvement	10.72%
Municipal Utility Revenue	8.53%
Turnpikes/Toll Road/Highway Revenue	8.03%
Ad Valorem Property	6.20%
Public Facilities Revenue	5.57%
School Improvement	3.74%
Refunding	2.95%
Hospital and Healthcare Revenue	1.52%
Other Assets Less Liabilities	0.93%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2022.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY *	% of Fair Value of Investments Held
Aaa/AAA	6.31%
Aa/AA	79.83%
A	13.86%

100.00%

COMPOSITION
% of Net Assets
School Improvement	18.49%
Public Facilities Revenue	17.71%
Prerefunded	15.17%
Municipal Utility Revenue	14.80%
University Consolidated Education and Building Revenue	12.09%
Refunding	6.02%
Hospital and Healthcare Revenue	5.32%
Turnpikes/Toll Road/Highway Revenue	3.70%
Airport Revenue	3.39%
Miscellaneous Public Improvement	2.43%
Other Assets Less Liabilities	0.88%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY *	% of Fair Value of Investments Held
Aaa/AAA	2.11%
Aa/AA	67.22%
A	30.67%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	25.70%
Municipal Utility Revenue	14.80%
School Improvement	11.34%
Refunding	11.12%
Public Facilities Revenue	11.03%
Turnpikes/Toll Road/Highway Revenue	7.00%
Hospital and Healthcare Revenue	5.28%
Ad Valorem Property	1.93%
Prerefunded	1.44%
Miscellaneous Public Improvement	0.95%
Lease Revenue	0.85%
Airport Revenue	0.63%
Other Assets Less Liabilities	7.93%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	3.87%
Aa/AA	79.57%
A	16.56%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	27.15%
Prerefunded	22.61%
School Improvement	12.29%
Hospital and Healthcare Revenue	9.02%
Miscellaneous Public Improvement	7.73%
Refunding	5.90%
Public Facilities Revenue	5.57%
University Consolidated Education and Building Revenue	4.18%
Airport Revenue	3.85%
Other Assets Less Liabilities	1.70%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	86.46%
A	13.09%
Not Rated	0.45%

100.00%

COMPOSITION
% of Net Assets
Refunding	23.97%
Municipal Utility Revenue	23.74%
Public Facilities Revenue	19.99%
School Improvement	16.23%
University Consolidated Education and Building Revenue	10.56%
Airport Revenue	2.28%
Miscellaneous Public Improvement	0.82%
Prerefunded	0.45%
Other Assets Less Liabilities	1.96%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2022.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	63.27%
Federal Home Loan Bank	49.25%
Federal Home Loan Mortgage Corporation	8.33%
Liabilities in Excess of Assets	(20.85)%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	80.06%
A	19.42%
Not Rated	0.52%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	25.82%
Public Facilities Revenue	17.54%
University Consolidated Education and Building Revenue	13.32%
State and Local Mortgage/Housing Revenue	8.98%
Turnpikes/Toll Road/Highway Revenue	7.13%
Miscellaneous Public Improvement	5.27%
Marina/Port Authority Revenue	5.08%
School Improvement	4.97%
Hospital and Healthcare Revenue	4.18%
Airport Revenue	1.77%
Prerefunded	0.49%
Other Assets Less Liabilities	5.45%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

v

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

PERFORMANCE DISCLOSURES

Past performance is not indicative of future results. The current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

For performance data current to the most recent month-end call 800-866-0614 or visit our website at www.dupree-funds.com.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have selected an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs. On the other hand, the fund’s performance reflects not only these factors but management costs as well.

x

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
34.24% of Net Assets
AL Federal Aid Highway Finance Authority	4.000%	06/01/2037	AAA*	$250,000	$269,963
AL State Highway Finance Corporation	5.000	08/01/2040	Aa2	250,000	276,760
Alabaster AL Board of Education Special Tax Warrants**	5.000	09/01/2039	A1	600,000	636,696
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	270,273
Birmingham AL Waterworks**	5.000	01/01/2038	Aa2	550,000	560,109
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	160,667
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	241,454
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	201,282
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	262,543
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	472,577
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	269,841
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	AA-*	300,000	314,556
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	319,563
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	AA-*	250,000	260,908
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	376,999
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	155,485
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	245,000	245,767
Northport AL Warrants**	5.000	08/01/2040	AA*	735,000	779,357
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	462,551
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	806,051
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	366,212
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	317,523
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	279,215
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	279,215
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	233,789

					8,819,356
SCHOOL IMPROVEMENT BONDS
19.78% of Net Assets
Athens AL Warrants	3.000	05/01/2041	Aa3	125,000	106,925
Bibb County AL Board of Education Special Tax	4.000	04/01/2032	AA*	380,000	395,932
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	315,087
Elmore County AL Board of Education	4.000	08/01/2036	Aa3	225,000	227,210
Elmore County AL Board of Education	4.000	08/01/2038	Aa3	250,000	250,760
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	220,266
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	216,275
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	222,763
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	310,660
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	A1	325,000	320,645
Jefferson County AL Public Schools	4.000	02/01/2038	A1	165,000	165,817
Madison AL Board of Education Special Tax School Warrants	4.000	02/01/2041	Aa3	370,000	365,682
Madison County AL Board of Education Capital Outlay**	5.000	09/01/2031	Aa3	660,000	711,711
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A1	250,000	253,830
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	215,553
Oxford AL Board of Education School Tax Warrants	4.000	05/01/2045	Aa3	350,000	339,770
Pell City AL Warrants^	4.500	02/01/2042	AA*	200,000	203,738
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	223,090
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,023

					5,095,737
PUBLIC FACILITIES REVENUE BONDS
13.32% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	215,185
AL State Corrections Institution Finance Authority^	5.000	07/01/2042	Aa2	350,000	378,020
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,053
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,290
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,312
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	500,000	544,210

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Birmingham Jefferson AL Civic Center Authority Revenue	5.000%	05/01/2038	Aa3	$250,000	$271,690
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	253,243
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	521,025
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	387,481
Phenix City AL Public Building Authority	4.000	10/01/2035	AA-*	100,000	101,634
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	120,444
Saint Clair County AL Public Building Authority	4.000	02/01/2041	AA-*	250,000	247,083

					3,430,670
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.63% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	354,731
AL State Public School & College Authority	4.000	11/01/2038	Aa1	250,000	253,713
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	387,592
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	267,355
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	312,726
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	218,446
University of AL General Fee Revenue	5.000	09/01/2037	Aa3	250,000	273,423
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	474,576
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	548,535
University of South AL	5.000	04/01/2044	A1	150,000	163,326

					3,254,423
MUNICIPAL UTILITY REVENUE BONDS
11.01% of Net Assets
Athens AL Water & Sewer	4.000	05/01/2039	A1	200,000	200,526
Athens AL Water & Sewer	4.000	05/01/2040	A1	100,000	99,996
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	255,676
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	253,708
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	226,289
Coosa Valley Water Supply	4.000	10/01/2036	AA-*	150,000	151,488
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	413,560
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	257,195
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	387,364
Scottsboro AL Waterworks Sewer & Gas	4.000	08/01/2040	AA*	150,000	147,905
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	200,148
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	241,670

					2,835,525
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.16% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	209,840
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	254,348
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	274,650
Birmingham AL Warrants	4.000	06/01/2046	Aa3	600,000	590,891

					1,329,729
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.28% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	AA-@	550,000	588,082

REFUNDING BONDS
2.13% of Net Assets
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	548,415

Total Investments 100.55% of Net Assets (cost $26,786,188) (See footnote 6 for further explanation)					$25,901,937

Liabilities in excess of assets (0.55)%					(140,917)

Net Assets 100%					$25,761,020

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2022

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,901,937
Level 3	Significant Unobservable Inputs	—

$25,901,937

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022

ASSETS:
Investments in securities, at fair value (Cost: $26,786,188)		$25,901,937
Cash		331,147
Interest receivable		307,101

Total assets		26,540,185
LIABILITIES:
Payable for:
Investments purchased	574,483
Distributions to shareholders	88,143
Fund shares redeemed	90,485
Investment advisory fee	2,079
Transfer agent fee	6,953
Registration fees	5,852
Printing expense	3,184
Trustees fees	2,243
Professional fees	2,178
Custodian fee	550
Accrued expenses	3,015

Total liabilities		779,165

NET ASSETS:
Paid-in capital		26,631,676
Total accumulated loss		(870,656)

Total Net Assets		$25,761,020

NET ASSET VALUE, offering price and redemption price per share (2,226,302 shares outstanding; unlimited number of shares authorized; no par value)		$11.57

STATEMENT OF OPERATIONS

For the year ended June 30, 2022

Net investment income:
Interest income	$800,212

Expenses:
Investment advisory fee	138,565
Transfer agent fee	39,256
Custodian fee	7,944
Professional fees	6,015
Compliance fees	7,202
Pricing fees	7,606
Registration fees	18,412
Trustees fees	5,007
Other expenses	9,899

Total expenses	239,906
Fees waived by Adviser (Note 2)	(46,060)
Custodian fee reduction (Note 7)	(36)

Net expenses	193,810

Net investment income	606,402

Realized and unrealized gain/(loss) on investments:
Net realized gain	13,595
Net change in unrealized appreciation/depreciation	(2,883,506)

Net realized and unrealized loss on investments	(2,869,911)

Net decrease in net assets resulting from operations	$(2,263,509)

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2022 and 2021

	2022	2021
Operations:
Net investment income	$606,402	$625,892
Net realized gain on investments	13,595	73,063
Net change in unrealized appreciation/depreciation	(2,883,506)	100,184

Net increase/(decrease) in net assets resulting from operations	(2,263,509)	799,139
Total distributions (Note 6)	(608,060)	(625,892)
Net Fund share transactions (Note 4)	423,477	681,869

Total increase/(decrease)	(2,448,092)	855,116
Net assets:
Beginning of year	28,209,112	27,353,996

End of year	$25,761,020	$28,209,112

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.86	$12.78	$12.43	$12.08	$12.29

Income from investment operations:
Net investment income	0.27	0.29	0.33	0.34	0.36
Net gains/(losses) on investments	(1.29)	0.08	0.35	0.35	(0.21)

Total from investment operations	(1.02)	0.37	0.68	0.69	0.15
Less distributions:
Distributions from net investment income	(0.27)	(0.29)	(0.33)	(0.34)	(0.36)
Distributions from capital gains	0.00 (b)	0.00	0.00	0.00	0.00

Net asset value, end of year	$11.57	$12.86	$12.78	$12.43	$12.08

Total return	(8.03)%	2.93%	5.49%	5.80%	1.24%
Net assets, end of year (in thousands)	$25,761	$28,209	$27,354	$26,154	$25,255
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.87%	0.80%	0.82%	0.84%	0.82%
Ratio of net investment income to average net assets	2.19%	2.26%	2.58%	2.79%	2.96%
Portfolio turnover	2.55%	13.38%	6.98%	16.54%	13.83%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
36.09% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-*	$345,000	$367,184
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	256,610
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	432,409
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	285,105
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	434,721
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	449,403
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	708,057
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	474,338
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	762,597
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,228,458
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,012,970
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	526,455
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	955,319
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	905,000	845,370
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	996,084
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	861,101
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	851,713
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,071,509
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,118,257
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	875,960
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	889,525
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	871,338
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	911,348
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	921,239
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	884,317
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	850,860
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	906,166
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	351,162
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	355,692
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	368,802
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	868,615
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,140,658
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,241,846
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,347,907
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,299,702
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,459,410
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,111,752
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,534,409
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,031,371
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	2,871,131
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,370,450
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	8,899,149
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,449,042
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,620,033
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,185,180
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,513,782
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,625,383
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,066,420
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,017,515
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	3,884,166
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	3,035,362
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	8,872,286
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,415,713
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	4,947,456
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	15,062,535
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	15,525,840
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,348,100

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #117	5.000%	05/01/2031	A1	$5,055,000	$5,494,886
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	3,998,504
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,845,644
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,280,224
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,449,079
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,667,724
KY State Property & Building #119	5.000	05/01/2030	A1	3,920,000	4,325,681
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	794,346
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	10,867,600
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	10,823,600
KY State Property & Building #119	5.000	05/01/2037	A1	3,270,000	3,528,526
KY State Property & Building #119	4.000	05/01/2038	A1	265,000	269,267
KY State Property & Building #122	5.000	11/01/2031	A1	790,000	876,197
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,097,640
KY State Property & Building #122	4.000	11/01/2034	A1	750,000	776,730
KY State Property & Building #122	4.000	11/01/2035	A1	2,500,000	2,587,650
KY State Property & Building #122	4.000	11/01/2036	A1	1,750,000	1,809,343
KY State Property & Building #122	4.000	11/01/2037	A1	3,000,000	3,089,640
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	694,393
KY State Property & Building #122	4.000	11/01/2038	A1	6,595,000	6,742,992
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	9,795,094
KY State Property & Building #124	5.000	11/01/2037	A1	7,530,000	8,392,034
KY State Property & Building #124	5.000	11/01/2038	A1	7,915,000	8,802,905
KY State Property & Building #124**	5.000	11/01/2039	A1	8,325,000	9,246,161
KY State Property & Building #126	5.000	05/01/2039	A1	5,565,000	6,210,151
KY State Property & Building #126	5.000	05/01/2040	A1	5,845,000	6,512,382
KY State Property & Building #126	5.000	05/01/2041	A1	6,135,000	6,824,758
KY State Property & Building #126	5.000	05/01/2042	A1	2,000,000	2,223,100
KY State Property & Building #126	4.000	05/01/2042	A1	1,980,000	1,979,921
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	3,795,702

					310,371,156
SCHOOL IMPROVEMENT BONDS
18.24% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	1,943,052
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,278,039
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,360,827
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,441,990
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	A1	2,500,000	2,474,075
Bowling Green KY School Distrit Finance Corporation	4.000	04/01/2043	A1	3,085,000	3,087,314
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,864,281
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,052,849
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,138,806
Covington KY Independent School District Finance Corporation^	4.000	06/01/2041	A1	490,000	498,085
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,431,014
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	1,375,000	1,429,574
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,807,314
Fayette County KY School District Finance Corporation**	5.000	08/01/2032	Aa3	10,600,000	11,395,212
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	9,317,788
Glasgow KY School District Finance Corporation	3.000	02/01/2042	A1	1,820,000	1,515,277
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	660,635
Hopkins County KY School District Finance Corporation	3.000	02/01/2032	A1	1,000,000	957,190
Jefferson County KY School District Finance Corporation	5.000	10/01/2026	Aa3	255,000	280,775
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,040,754
Jefferson County KY School District Finance Corporation	4.000	05/01/2030	Aa3	2,000,000	2,044,040
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,092,999
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,431,729
Jefferson County KY School District Finance Corporation	4.000	06/01/2032	Aa3	4,120,000	4,255,795
Jefferson County KY School District Finance Corporation	5.000	12/01/2032	Aa3	895,000	1,031,389

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Jefferson County KY School District Finance Corporation	5.000%	05/01/2033	Aa3	$5,145,000	$5,391,291
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,434,387
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,215,922
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	5,661,738
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,588,025
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,269,398
Jefferson County KY School District Finance Corporation	3.000	12/01/2035	Aa3	11,140,000	10,187,641
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,174,461
Jefferson County KY School District Finance Corporation	3.000	12/01/2038	Aa3	6,470,000	5,682,213
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	4,385,000	3,813,503
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,656,896
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,232,373
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,272,997
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,312,597
Kenton County KY School District Finance Corporation	3.000	12/01/2040	A1	1,965,000	1,682,806
Kenton County KY School District Finance Corporation	3.000	12/01/2041	A1	2,025,000	1,721,392
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,268,248
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,298,383
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,434,752
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,011,907
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,607,315
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	A1	630,000	599,414
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,125,845
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,250,218
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,457,165
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,273,397
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,510,785
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,430,867
Scott County KY School District Finance Corporation^	5.000	09/01/2041	Aa3	1,000,000	1,087,190
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,364,862
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,045,150

					156,893,941
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.35% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,024,437
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,457,227
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,732,662
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,326,422
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,026,136
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,421,566
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3	200,000	193,802
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	A3	860,000	718,289
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2040	A3	640,000	612,301
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3	1,405,000	1,124,506
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	A3	4,045,000	3,717,072
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3	4,400,000	3,902,844

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #114	5.000%	10/01/2032	A1	$2,795,000	$3,023,463
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,176,670
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,329,753
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	2,091,089
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	4,564,715
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	2,967,171
Murray State University	5.000	03/01/2032	A1	2,220,000	2,348,227
Murray State University	3.000	09/01/2037	A1	1,310,000	1,155,197
Murray State University	3.000	09/01/2039	A1	1,390,000	1,199,695
Murray State University	3.000	09/01/2041	A1	1,470,000	1,239,269
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	925,365
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,058,281
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	4,732,323
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	3,706,335
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	5,855,744
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,001,618
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,412,742
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	7,436,829
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	7,660,776
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,986,671
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	5,709,250
University of Louisville	3.000	09/01/2039	A1	1,450,000	1,248,247
University of Louisville	3.000	09/01/2040	A1	1,495,000	1,270,227
University of Louisville	3.000	09/01/2042	A1	1,575,000	1,302,525
Western KY University	4.000	09/01/2034	A1	575,000	588,512
Western KY University	4.000	09/01/2035	A1	595,000	607,120
Western KY University	4.000	09/01/2036	A1	620,000	630,701

					123,485,779
MUNICIPAL UTILITY REVENUE BONDS
10.57% of Net Assets
Campbell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa2	6,100,000	6,337,595
KY Bond Development Corporation	5.000	09/01/2031	A2	2,645,000	2,981,735
KY Bond Development Corporation	5.000	09/01/2032	A2	2,780,000	3,115,796
KY Bond Development Corporation	5.000	09/01/2049	A2	5,000,000	5,416,450
KY Rural Water Finance Corporation	4.500	02/01/2024	A+*	880,000	893,570
KY Rural Water Finance Corporation	4.000	08/01/2030	A+*	625,000	664,619
KY Rural Water Finance Corporation	3.000	02/01/2032	A+*	240,000	226,541
KY Rural Water Finance Corporation	3.000	02/01/2033	A+*	370,000	344,085
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	295,000	295,431
KY Rural Water Finance Corporation	3.000	08/01/2036	A+*	285,000	256,531
KY Rural Water Finance Corporation	3.000	08/01/2037	A+*	280,000	248,800
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	423,978
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	432,716
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,275,719
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,020,660
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,315,097
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,958,281
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,338,010
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,182,147
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	2,901,014
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,279,200
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2044	Aa3	21,515,000	17,870,574
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	2,071,573
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2046	Aa3	5,000,000	4,061,550
Murray KY Electric Plant	3.000	12/01/2030	A1	315,000	305,613
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	332,012
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	335,768
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	346,905

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Murray KY Electric Plant	3.000%	12/01/2039	A1	$405,000	$349,001
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	356,765
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	359,914
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	367,423
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	252,950
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	281,949
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	312,195
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	204,384
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	331,445
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	417,273
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,136,877
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,216,158
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,998,770
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,150,840

					90,967,914
PUBLIC FACILITIES REVENUE BONDS
6.68% of Net Assets
KY Association of Counties	4.000	02/01/2038	AA-*	1,045,000	1,069,401
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,114,386
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,400,269
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,191,800
KY Bond Development	5.000	09/01/2038	A2	1,125,000	1,229,603
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,575,075
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,410,264
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,734,546
KY State Certificate of Participation	5.000	04/15/2038	A1	10,000,000	10,850,600
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	7,943,171
KY State Certificate of Participation	4.000	04/15/2048	A1	1,000,000	984,120
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,361,200
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,492,488
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,542,048
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,599,022
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,657,859
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,709,518
Laurel County KY Judicial Center	5.000	03/01/2025	A1	500,000	529,275
Lexington Fayette Urban County Government — Court Facilities	4.000	10/01/2030	A1	785,000	819,289
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	Aa3	2,725,000	2,792,526
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,104,668
Nicholasville KY General Obligation	5.000	02/01/2029	AA*	1,160,000	1,317,145
Nicholasville KY General Obligation	3.500	05/01/2030	AA*	1,480,000	1,515,046
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	966,292
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,007,411
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,306,589
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,113,674
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,165,233
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,437,966
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	748,411
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	761,719

					57,450,614
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.87% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,846,725
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,401,759
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,205,892
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,521,043
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A*	2,000,000	2,069,440
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	6,810,000	7,207,295
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,776,003

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Norton Healthcare	4.000%	10/01/2036	A*	$7,005,000	$6,826,162
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2039	A*	4,500,000	4,257,675
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	2,000,000	1,881,060
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,029,480
Warren County KY Hospital	5.000	04/01/2032	AA-*	800,000	909,008

					41,931,542
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.97% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	10,495,611
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,367,480
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,405,590
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	1,918,449
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,171,500
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	1,120,000	1,214,461
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	433,424
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	540,580

					25,547,095
PREREFUNDED BONDS
2.90% of Net Assets
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	3,808,523
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	3,761,697
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,562,943
Frankfort KY Electric & Water	4.750	12/01/2034	NR	695,000	737,367
Frankfort KY Electric & Water	4.750	12/01/2035	NR	725,000	769,196
Frankfort KY Electric & Water	4.750	12/01/2036	NR	760,000	806,330
Frankfort KY Electric & Water	4.750	12/01/2037	NR	800,000	848,768
Frankfort KY Electric & Water	4.750	12/01/2038	NR	835,000	885,902
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,112,377
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	878,720
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	369,706
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,805,663
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,537,718
Warren County KY Hospital	5.000	04/01/2035	AA-*	1,025,000	1,051,343

					24,936,253
REFUNDING BONDS
1.13% of Net Assets
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	445,555
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	462,014
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	459,928
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	409,297
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	2,895,973
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	5,081,921

					9,754,688
AIRPORT REVENUE BONDS
.74% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	258,247
Kenton County Airport	5.000	01/01/2034	A1	275,000	300,644
Kenton County Airport	5.000	01/01/2035	A1	300,000	326,880
Kenton County Airport	5.000	01/01/2036	A1	965,000	1,047,363
Kenton County Airport	5.000	01/01/2037	A1	670,000	724,759
Kenton County Airport	5.000	01/01/2038	A1	500,000	539,660
Kenton County Airport	5.000	01/01/2039	A1	500,000	538,760
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	2,664,000

					6,400,313
AD VALOREM PROPERTY BONDS
.31% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3	845,000	715,140

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Henderson KY	3.000%	09/01/2043	Aa3	$870,000	$726,676
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,219,615

					2,661,431
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.01% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Baa2	95,000	95,124

Total Investments 98.86% of Net Assets (cost $883,750,744) (See footnote 6 for further explanation)					$850,495,850

Other assets in excess of liabilities 1.14%					9,786,546

Net Assets 100%					$860,282,396

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	850,495,850
Level 3	Significant Unobservable Inputs	—

$850,495,850

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022

ASSETS:
Investments in securities, at fair value (Cost: $883,750,744)		$850,495,850
Cash		5,646,378
Receivable for fund shares sold		1,000
Interest receivable		9,155,992

Total assets		865,299,220
LIABILITIES:
Payable for:
Investments purchased	1,574,371
Distributions to shareholders	2,460,977
Fund shares redeemed	361,557
Investment advisory fee	274,689
Transfer agent fee	85,663
Audit fees	116,813
Professional fees	20,919
Trustees fees	39,405
Custodian fee	9,381
Accrued expenses	73,049

Total liabilities		5,016,824

NET ASSETS:
Paid-in capital		894,648,365
Total accumulated loss		(34,365,969)

Total Net Assets		$860,282,396

NET ASSET VALUE, offering price and redemption price per share (119,437,885 shares outstanding; unlimited number of shares authorized; no par value)		$7.20

STATEMENT OF OPERATIONS

For the year ended June 30, 2022

Net investment income:
Interest income	$28,052,997

Expenses:
Investment advisory fee	3,680,682
Transfer agent fee	1,179,983
Professional fees	196,264
Trustees fees	115,074
Custodian fee	97,826
Pricing fees	25,550
Registration fees	3,134
Compliance fees	7,300
Other expenses	136,319

Total expenses	5,442,132
Custodian fee reduction (Note 7)	(454)

Net expenses	5,441,678

Net investment income	22,611,319

Realized and unrealized loss on investments:
Net realized loss	(1,093,417)
Net change in unrealized appreciation/depreciation	(102,942,618)

Net realized and unrealized loss on investments	(104,036,035)

Net decrease in net assets resulting from operations	$(81,424,716)

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2022 and 2021

	2022	2021
Operations:
Net investment income	$22,611,319	$24,521,135
Net realized gain/(loss) on investments	(1,093,417)	386,956
Net change in unrealized appreciation/depreciation	(102,942,618)	20,472,215

Net increase/(decrease) in net assets resulting from operations	(81,424,716)	45,380,306
Total distributions (Note 6)	(22,665,986)	(25,026,594)
Net Fund share transactions (Note 4)	(44,005,954)	14,136,385

Total increase/(decrease)	(148,096,656)	34,490,097
Net assets:
Beginning of year	1,008,379,052	973,888,955

End of year	$860,282,396	$1,008,379,052

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$8.02	$7.86	$7.83	$7.60	$7.76

Income from investment operations:
Net investment income	0.18	0.20	0.21	0.22	0.23
Net gains/(losses) on investments	(0.82)	0.16	0.03	0.24	(0.16)

Total from investment operations	(0.64)	0.36	0.24	0.46	0.07
Less distributions:
Distributions from net investment income	(0.18)	(0.20)	(0.21)	(0.22)	(0.23)
Distributions from capital gains	0.00 (b)	0.00 (b)	0.00	(0.01)	0.00 (b)

Total distributions	(0.18)	(0.20)	(0.21)	(0.23)	(0.23)

Net asset value, end of year	$7.20	$8.02	$7.86	$7.83	$7.60

Total return	(8.11)%	4.63%	3.08%	6.22%	0.93%
Net assets, end of year (in thousands)	$860,282	$1,008,379	$973,889	$969,264	$954,333
Ratio of net expenses to average net assets (a)	0.56%	0.56%	0.56%	0.57%	0.56%
Ratio of gross expenses to average net assets	0.56%	0.56%	0.56%	0.57%	0.56%
Ratio of net investment income to average net assets	2.31%	2.46%	2.66%	2.88%	2.98%
Portfolio turnover	14.39%	5.92%	4.59%	10.23%	16.81%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
25.02% of Net Assets
KY Association of Counties	4.000%	02/01/2029	AA-*	$630,000	$673,602
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	779,738
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,459,458
KY State Property & Building #106**	5.000	10/01/2026	A1	1,000,000	1,039,310
KY State Property & Building #108	5.000	08/01/2023	A1	750,000	775,523
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	811,874
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,809,551
KY State Property & Building #126	5.000	05/01/2030	A1	750,000	849,548
Somerset KY	5.000	06/01/2028	A1	605,000	678,883
Somerset KY	5.000	06/01/2029	A1	380,000	431,482
Somerset KY	4.000	06/01/2030	A1	415,000	439,950

					10,748,919
SCHOOL IMPROVEMENT BONDS
20.33% of Net Assets
Anderson County KY School District Finance Corporation	3.000	02/01/2029	A1	500,000	502,340
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	516,030
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	760,942
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	514,520
Fayette County KY School District Finance Corporation**	5.000	08/01/2023	Aa3	1,000,000	1,033,480
Hardin County KY School District Finance Corporation	5.000	03/01/2023	A1	770,000	786,771
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	500,000	514,135
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3	1,245,000	1,293,965
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	586,523
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	480,373
Pike County KY School District Finance Corporation	5.000	08/01/2024	A1	250,000	263,615
Pike County KY School District Finance Corporation	5.000	02/01/2025	A1	900,000	959,481
Pike County KY School District Finance Corporation	5.000	08/01/2025	A1	200,000	215,252
Pike County KY School District Finance Corporation	4.000	02/01/2028	A1	295,000	308,431

					8,735,858
PUBLIC FACILITIES REVENUE BONDS
15.36% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	958,744
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	310,116
KY State Property & Building #109**	5.000	10/01/2022	A1	1,000,000	1,009,280
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	612,420
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	739,494
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	584,410
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	362,389
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	730,296
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	A1	1,250,000	1,292,212

					6,599,361
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
10.94% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	529,815
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	565,000	598,442
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	255,833
KY State Turnpike Authority Economic Development	5.000	07/01/2029	Aa3	500,000	564,420
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,238,403
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,513,902

					4,700,815
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.73% of Net Assets
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	A3	170,000	178,714

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of Kentucky General Receipts	4.000%	04/01/2028	Aa2	$750,000	$769,410
University of Louisville	5.000	03/01/2024	A1	350,000	366,027
University of Louisville**	5.000	03/01/2024	A1	2,000,000	2,091,580
University of Louisville	4.000	09/01/2030	A1	745,000	775,612

					4,181,343
MUNICIPAL UTILITY REVENUE BONDS
7.01% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,043,650
Frankfort Electric & Water	4.000	12/01/2023	NR	440,000	451,999
KY Rural Water Financing Corporation	5.000	08/01/2029	A+*	595,000	673,284
Northern KY Water	5.000	02/01/2026	Aa2	815,000	843,003

					3,011,936
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.17% of Net Assets
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,363,512

PREREFUNDED BONDS
1.59% of Net Assets
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	600,066
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	85,009

					685,075
AD VALOREM PROPERTY BONDS
1.59% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	682,260

REFUNDING BONDS
1.42% of Net Assets
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	609,507

AIRPORT REVENUE BONDS
1.26% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	541,150

ESCROWED TO MATURITY BONDS
.42% of Net Assets
Warren County KY Hospital	5.000	04/01/2023	AA-*	175,000	179,204

Total Investments 97.84% of Net Assets (cost $42,513,098) (See footnote 6 for further explanation)					$42,038,940

Other assets in excess of liabilities 2.16%					926,998

Net Assets 100%					$42,965,938

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	42,038,940
Level 3	Significant Unobservable Inputs	—

$42,038,940

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022

ASSETS:
Investments in securities, at fair value (Cost: $42,513,098)		$42,038,940
Cash		423,768
Interest receivable		600,859

Total assets		43,063,567
LIABILITIES:
Payable for:
Distributions to shareholders	29,853
Fund shares redeemed	1,084
Investment advisory fee	14,979
Transfer agent fee	5,841
Audit fees	9,338
Professional fees	4,839
Custodian fee	4,632
Trustees fees	2,340
Accrued expenses	24,723

Total liabilities		97,629

NET ASSETS:
Paid-in capital		43,525,008
Total accumulated loss		(559,070)

Total Net Assets		$42,965,938

NET ASSET VALUE, offering price and redemption price per share (8,380,111 shares outstanding; unlimited number of shares authorized; no par value)		$5.13

STATEMENT OF OPERATIONS

For the year ended June 30, 2022

Net investment income:
Interest income	$1,017,179

Expenses:
Investment advisory fee	223,744
Transfer agent fee	59,699
Registration fees	11,676
Custodian fee	10,906
Professional fees	8,832
Compliance fees	7,300
Pricing fees	7,300
Trustees fees	5,179
Other expenses	15,590

Total expenses	350,226
Fees waived by Adviser (Note 2)	(36,574)
Custodian fee reduction (Note 7)	(50)

Net expenses	313,602

Net investment income	703,577

Realized and unrealized gain/(loss) on investments:
Net realized gain	6,030
Net change in unrealized appreciation/depreciation	(2,409,895)

Net realized and unrealized gain/(loss) on investments	(2,403,865)

Net decrease in net assets resulting from operations	$(1,700,288)

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2022 and 2021

	2022	2021
Operations:
Net investment income	$703,577	$781,394
Net realized gain on investments	6,030	23,245
Net change in unrealized appreciation/depreciation	(2,409,895)	(6,514)

Net increase/(decrease) in net assets resulting from operations	(1,700,288)	798,125
Total distributions (Note 6)	(703,577)	(781,394)
Net Fund share transactions (Note 4)	281,173	(2,316,932)

Total decrease	(2,122,692)	(2,300,201)
Net assets:
Beginning of year	45,088,630	47,388,831

End of year	$42,965,938	$45,088,630

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2022	2021		2020	2019	2018
Net asset value, beginning of year	$5.42	$5.41		$5.36	$5.22	$5.33

Income from investment operations:
Net investment income	0.08	0.09		0.09	0.09	0.09
Net gains/(losses) on investments	(0.29)	0.01	(b)	0.05	0.14	(0.11)

Total from investment operations	(0.21)	0.10		0.14	0.23	(0.02)
Less distributions:
Distributions from net investment income	(0.08)	(0.09)		(0.09)	(0.09)	(0.09)

Net asset value, end of year	$5.13	$5.42		$5.41	$5.36	$5.22

Total return	(3.85)%	1.86%		2.66%	4.56%	(0.32)%
Net assets, end of year (in thousands)	$42,966	$45,089		$47,389	$55,419	$62,646
Ratio of net expenses to average net assets (a)	0.70%	0.70%		0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.78%	0.78%		0.78%	0.77%	0.75%
Ratio of net investment income to average net assets	1.57%	1.66%		1.70%	1.81%	1.76%
Portfolio turnover	13.09%	10.00%		2.75%	4.88%	4.69%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
30.75% of Net Assets
Jackson State University Educational Building	5.000%	03/01/2034	Aa2	$440,000	$473,779
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	133,985
MS Development Bank Special Obligation Gulf Coast Community Project**	4.000	12/01/2034	AA-*	300,000	307,569
MS Development Bank Special Obligation Itawamba Community College	4.000	10/01/2040	AA-*	350,000	348,635
MS Development Bank Special Obligation Northwest MS Community College	4.000	03/01/2039	AA-*	225,000	226,766
MS Development Bank Special Obligation Pearl River CommunityCollege	5.000	10/01/2033	AA-*	125,000	139,076
MS State University	4.000	08/01/2033	Aa2	140,000	144,418
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	247,412
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	254,023
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	224,248
University of Mississippi Educational Building Corporation	3.000	10/01/2034	Aa2	200,000	191,450
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	392,580

					3,083,941
PREREFUNDED BONDS
21.06% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	101,782
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	160,040
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	728,600
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	NR	125,000	128,165
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	52,189
MS State Refunding	5.000	10/01/2033	Aa2	150,000	169,688
MS State University Educational Building Corporation Revenue**	5.250	08/01/2038	Aa2	300,000	311,277
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	450,000	460,292

					2,112,033
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.72% of Net Assets
Mississippi State	3.000	06/01/2038	Aa2	100,000	89,179
Mississippi State	4.000	10/01/2041	Aa2	250,000	252,470
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	130,974
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A-*	125,000	135,133
MS Development Bank Special Obligation Hattiesburg	4.000	02/01/2045	Aa3	250,000	240,975
MS Development Bank Special Obligation Jackson Sales Tax Revenue	5.000	09/01/2029	A*	200,000	226,173

					1,074,904
MUNICIPAL UTILITY REVENUE BONDS
8.53% of Net Assets
MS Development Bank Special Obligation Diamondhead Water & Sewer	4.000	07/01/2046	A+*	175,000	168,712
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Ba2	150,000	157,713
MS Development Bank Special Obligation Meridian Water & Sewer	4.000	07/01/2038	AA*	150,000	150,306
MS Development Bank Special Obligation Meridian Water & Sewer	4.000	07/01/2036	AA*	215,000	217,204
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	161,691

					855,626
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.03% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	212,358
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	330,945
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	182,770
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	79,353

					805,426

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
6.20% of Net Assets
MS Development Bank Special Obligation Hattiesburg Project	4.000%	02/01/2040	Aa3	$250,000	$245,345
MS Development Bank Special Obligation Hinds County Schools	5.000	03/01/2043	Aa3	350,000	376,583

					621,928
PUBLIC FACILITIES REVENUE BONDS
5.57% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement**	4.000	08/01/2033	AA*	300,000	305,658
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	151,632
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	NR	100,000	101,147

					558,437
SCHOOL IMPROVEMENT BONDS
3.74% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	109,658
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	55,000	56,004
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	99,880
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	109,618

					375,160
REFUNDING BONDS
2.95% of Net Assets
MS State Refunding**	4.000	10/01/2036	Aa2	290,000	295,913

HOSPITAL AND HEALTHCARE REVENUE BONDS
1.52% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	40,000	41,284
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	111,419

					152,703
Total Investments 99.07% of Net Assets (cost $10,283,656) (See footnote 6 for further explanation)					$9,936,071

Other assets in excess of liabilities 0.93%					93,608

Net Assets 100%					$10,029,679

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,936,071
Level 3	Significant Unobservable Inputs	—

$9,936,071

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022

ASSETS:
Investments in securities, at fair value (Cost: $10,283,656)		$9,936,071
Cash		17,835
Interest receivable		130,913

Total assets		10,084,819
LIABILITIES:
Payable for:
Distributions to shareholders	35,792
Fund shares redeemed	2,035
Investment advisory fee	1,621
Transfer agent fee	2,901
Professional fees	4,080
Custodian fee	1,050
Trustee fees	715
Accrued expenses	6,946

Total liabilities		55,140

NET ASSETS:
Paid-in capital		10,375,873
Total accumulated loss		(346,194)

Total Net Assets		$10,029,679

NET ASSET VALUE, offering price and redemption price per share (893,969 shares outstanding; unlimited number of shares authorized; no par value)		$11.22

STATEMENT OF OPERATIONS

For the year ended June 30, 2022

Net investment income:
Interest income	$304,009

Expenses:
Investment advisory fee	55,004
Transfer agent fee	16,501
Registration fees	9,979
Custodian fee	5,475
Compliance fees	7,300
Pricing fees	4,800
Professional fees	2,206
Trustees fees	1,294
Other expenses	3,440

Total expenses	105,999
Fees waived by Adviser (Note 2)	(28,960)
Custodian fee reduction (Note 7)	(24)

Net expenses	77,015

Net investment income	226,994

Realized and unrealized gain/(loss) on investments:
Net realized gain	1,817
Net change in unrealized appreciation/depreciation	(1,080,034)

Net realized and unrealized loss on investments	(1,078,217)

Net decrease in net assets resulting from operations	$(851,223)

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2022 and the year 2021

	2022	2021
Operations:
Net investment income	$226,994	$251,706
Net realized gain on investments	1,817	20,016
Net change in unrealized appreciation/depreciation	(1,080,034)	30,371

Net increase/(decrease) in net assets resulting from operations	(851,223)	302,093
Total distributions (Note 6)	(247,437)	(272,976)
Net Fund share transactions (Note 4)	(283,311)	271,443

Total increase/(decrease)	(1,381,971)	300,560
Net assets:
Beginning of year	11,411,650	11,111,090

End of year	$10,029,679	$11,411,650

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.40	$12.37	$12.21	$11.92	$12.14

Income from investment operations:
Net investment income	0.25	0.27	0.31	0.33	0.33
Net gains/(losses) on investments	(1.16)	0.05	0.18	0.29	(0.22)

Total from investment operations	(0.91)	0.32	0.49	0.62	0.11
Less distributions:
Distributions from net investment income	(0.25)	(0.27)	(0.31)	(0.33)	(0.33)
Distributions from capital gains	(0.02)	(0.02)	(0.02)	0.00 (b)	0.00 (b)

Total distributions	(0.27)	(0.29)	(0.33)	(0.33)	(0.33)

Net asset value, end of year	$11.22	$12.40	$12.37	$12.21	$11.92

Total return	(7.46)%	2.68%	4.01%	5.29%	0.99%
Net assets, end of year (in thousands)	$10,030	$11,412	$11,111	$11,325	$11,615
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.96%	0.96%	0.99%	0.97%	0.92%
Ratio of net investment income to average net assets	2.06%	2.21%	2.51%	2.75%	2.75%
Portfolio turnover	9.15%	8.85%	10.26%	4.65%	7.26%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
18.49% of Net Assets
Brunswick County NC Limited Obligation	5.000%	06/01/2030	Aa1	$250,000	$268,435
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	267,925
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	128,069
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	257,853
Cabarrus County NC	4.000	06/01/2034	Aa1	795,000	822,253
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa1	1,435,000	1,542,424
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,699,748
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	764,273
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,029,020
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	540,745
Duplin County NC Limited Obligation	5.000	04/01/2032	A1	750,000	802,005
Duplin County NC Limited Obligation	5.000	04/01/2034	A1	865,000	918,976
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	205,516
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	1,275,000	1,297,504
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	1,060,000	1,075,805
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	531,920
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	520,010
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	563,816
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	299,965
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	255,360
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	350,000	354,606
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	413,489
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	501,290
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	325,198
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,092,510
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	800,550
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,206,808
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	360,882
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	595,676
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	733,927
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	776,940
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,534,275
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	371,333

					24,859,106
PUBLIC FACILITIES REVENUE BONDS
17.71% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,022,440
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,048,930
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	508,155
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,012,650
Davidson County NC Limited Obligation	4.000	06/01/2037	Aa2	200,000	203,530
Davidson County NC Limited Obligation	4.000	06/01/2038	Aa2	240,000	243,578
Davidson County NC Limited Obligation	4.000	06/01/2040	Aa2	635,000	641,864
Durham Capital Financing Corporation	4.000	06/01/2036	Aa1	300,000	308,406
Durham Capital Financing Corporation	4.000	06/01/2037	Aa1	270,000	275,883
Durham Capital Financing Corporation	4.000	06/01/2038	Aa1	250,000	254,758
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,023,710
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,071,564
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	269,238
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	536,690
Hoke County NC Limited Obligation	3.000	06/01/2039	Aa3	1,815,000	1,614,007
Hoke County NC Limited Obligation	3.000	06/01/2040	Aa3	750,000	654,698
Johnston County NC Limited Obligation	4.000	04/01/2035	Aa2	360,000	371,621
Johnston County NC Limited Obligation	4.000	04/01/2037	Aa2	975,000	993,194
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	520,235
Moore County NC	3.000	06/01/2039	Aa2	350,000	308,452

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Onslow County NC Limited Obligation	5.000%	06/01/2032	Aa2	$500,000	$533,080
Orange County NC	4.000	10/01/2036	Aa1	375,000	384,968
Orange County NC	4.000	10/01/2037	Aa1	375,000	382,800
Orange County NC	4.000	10/01/2038	Aa1	275,000	278,795
Orange County NC	4.000	10/01/2038	Aa1	765,000	780,422
Orange County NC	4.000	10/01/2039	Aa1	200,000	202,632
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,494,676
Randolph County NC Limited Obligation	4.000	10/01/2036	Aa3	250,000	256,965
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	255,360
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	682,656
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	500,000	506,580
Surry County NC Limited Obligation**	3.000	10/01/2038	Aa3	395,000	360,078
Surry County NC Limited Obligation	3.000	10/01/2039	Aa3	1,000,000	902,950
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	989,141
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	504,385
Wilmington NC Limited Obligation	4.000	06/01/2036	Aa1	230,000	236,764
Wilmington NC Limited Obligation	4.000	06/01/2037	Aa1	170,000	173,939

					23,809,794
PREREFUNDED BONDS
15.17% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,584,015
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,161,611
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	307,101
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	798,600
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	514,035
NC Eastern Municipal Power Agency	6.000	01/01/2025	AAA@	1,150,000	1,253,788
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	542,365
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,178,080
New Hanover County NC Hospital Revenue New Hanover Regional Medical**	5.000	10/01/2034	NR	1,500,000	1,688,970
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	519,845
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	625,785
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,051,740
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	2,854,421
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	944,820
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,012,926
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	823,976
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	523,415

					20,385,493
MUNICIPAL UTILITY REVENUE BONDS
14.80% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa2	500,000	531,250
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa2	1,000,000	1,005,250
Brunswick County NC Enterprise System Revenue	3.000	04/01/2046	Aa2	500,000	401,280
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	572,754
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	757,635
Charlotte NC Water & Sewer System	4.000	07/01/2046	Aaa	1,050,000	1,063,650
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,044,510
Durham NC Utility System Revenue	3.000	08/01/2042	Aa1	1,250,000	1,076,963
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,065,320
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	606,343
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	265,870
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	144,696
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	303,266
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	232,675
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	206,719
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,181,165
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	531,815

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Pender County NC Limited Obligation	3.000%	06/01/2038	Aa3	$490,000	$440,221
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	410,945
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1/A*	920,000	969,993
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa2	500,000	515,855
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	1,750,000	1,763,650
Union County NC Enterprise System Revenue	3.000	06/01/2046	Aa2	2,250,000	1,815,593
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	1,000,000	780,420
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,258,311
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	533,515
Winston Salem NC Water & Sewer System Revenue	3.000	06/01/2046	Aa1	500,000	413,975

					19,893,639
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.09% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	518,695
Appalachian NC State University**	5.000	05/01/2036	A1	1,000,000	1,092,860
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,394
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,556
NC State Capital Facilities Wake Forest	5.000	01/01/2048	Aa3	315,000	338,464
Scotland County NC	5.000	12/01/2033	A*	250,000	270,798
University of NC at Asheville	4.000	06/01/2036	A2	1,350,000	1,387,786
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	760,260
University of NC at Charlotte Board of Governors	4.000	10/01/2040	Aa3	305,000	309,014
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	269,080
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	758,445
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,005,730
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	401,140
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	254,978
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	254,018
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	770,535
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	511,070
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	463,718
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	390,679
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	408,564
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,388,057
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	581,620
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	503,960
University of North Carolina	5.000	10/01/2033	A2	30,000	30,046
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,088,360
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,074,260
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	865,796

					16,248,883
REFUNDING BONDS
6.02% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	217,530
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	1,000,000	1,065,290
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	859,186
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	801,150
Chatham County NC	5.000	11/01/2032	Aa2	825,000	890,043
Durham County NC	4.000	06/01/2036	Aaa	225,000	233,397
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	260,314
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,250,000	1,323,700
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	268,730
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	523,975
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,007,860
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	503,000
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	133,750

					8,087,925

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.32% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000%	01/15/2033	Aa3	$210,000	$229,685
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	639,182
Charlotte Mecklenburg NC Hospital Authority Atrium Health	4.000	01/15/2043	Aa3	250,000	242,155
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,522,725
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	790,560
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2039	A2	550,000	547,311
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	A2	750,000	745,238
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,426,993
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,011,640

					7,155,489
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.70% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	212,348
NC State Limited Obligation	4.000	05/01/2035	Aa1	100,000	103,328
NC State Limited Obligation Build NC Bonds	4.000	05/01/2034	Aa1	670,000	697,222
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	549,995
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,646,115
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	255,453
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	506,660

					4,971,121
AIRPORT REVENUE BONDS
3.39% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,147,713
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	268,498
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	505,655
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	751,457
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,411,111
Charlotte NC Douglas International Airport	4.000	07/01/2044	Aa3	480,000	476,525

					4,560,959
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.43% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	641,442
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	389,893
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	340,547
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,576,455
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	318,907

					3,267,244
Total Investments 99.12% of Net Assets (cost $139,366,171) (See footnote 6 for further explanation)					$133,239,653

Other assets in excess of liabilities .88%					1,189,625

Net Assets 100%					$134,429,278

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against line of credit — see footnote 7

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2022

Other Information

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	133,239,653
Level 3	Significant Unobservable Inputs	—

$133,239,653

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022

ASSETS:
Investments in securities, at fair value (Cost: $139,366,171)		$133,239,653
Cash		487,551
Receivable for fund shares sold		200
Interest receivable		1,260,947

Total assets		134,988,351
LIABILITIES:
Payable for:
Distributions to shareholders	238,395
Fund shares redeemed	220,809
Investment advisory fee	55,337
Transfer agent fee	24,610
Trustees fees	3,588
Professional fees	6,961
Custodian fee	2,041
Accrued expenses	7,332

Total liabilities		559,073

NET ASSETS:
Paid-in capital		142,286,486
Total accumulated loss		(7,857,208)

Total Net Assets		$134,429,278

NET ASSET VALUE, offering price and redemption price per share (12,514,994 shares outstanding; unlimited number of shares authorized; no par value)		$10.74

STATEMENT OF OPERATIONS

For the year ended June 30, 2022

Net investment income:
Interest income	$4,269,669

Expenses:
Investment advisory fee	748,677
Transfer agent fee	193,460
Professional fees	31,498
Custodian fee	21,459
Trustees fees	18,444
Pricing fees	13,501
Registration fees	5,374
Compliance fees	7,202
Other expenses	26,967

Total expenses	1,066,582
Fees waived by Adviser (Note 2)	(2,346)
Custodian fee reduction (Note 7)	(100)

Net expenses	1,064,136

Net investment income	3,205,533

Realized and unrealized loss on investments:
Net realized loss	(281,248)
Net change in unrealized appreciation/depreciation	(17,186,653)

Net realized and unrealized loss on investments	(17,467,901)

Net decrease in net assets resulting from operations	$(14,262,368)

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2022 and 2021

	2022	2021
Operations:
Net investment income	$3,205,533	$3,362,950
Net realized gain/(loss) on investments	(281,248)	132,706
Net change in unrealized appreciation/depreciation	(17,186,653)	1,574,326

Net increase/(decrease) in net assets resulting from operations	(14,262,368)	5,069,982
Total distributions (Note 6)	(3,205,533)	(3,362,950)
Net Fund share transactions (Note 4)	(11,171,671)	(3,926)

Total increase/(decrease)	(28,639,572)	1,703,106
Net assets:
Beginning of year	163,068,850	161,365,744

End of year	$134,429,278	$163,068,850

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.05	$11.93	$11.68	$11.34	$11.50

Income from investment operations:
Net investment income	0.24	0.25	0.27	0.29	0.31
Net gains/(losses) on investments	(1.31)	0.12	0.25	0.34	(0.16)

Total from investment operations	(1.07)	0.37	0.52	0.63	0.15
Less distributions:
Distributions from net investment income	(0.24)	(0.25)	(0.27)	(0.29)	(0.31)

Net asset value, end of year	$10.74	$12.05	$11.93	$11.68	$11.34

Total return	(9.01)%	3.12%	4.48%	5.69%	1.27%
Net assets, end of year (in thousands)	$134,429	$163,069	$161,366	$146,078	$131,178
Ratio of net expenses to average net assets (a)	0.68%	0.68%	0.69%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.68%	0.68%	0.69%	0.71%	0.71%
Ratio of net investment income to average net assets	2.05%	2.07%	2.27%	2.58%	2.66%
Portfolio turnover	6.57%	7.79%	9.88%	13.02%	11.76%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
25.70% of Net Assets
East Carolina University	5.000%	10/01/2027	Aa3	$250,000	$272,153
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	547,351
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	118,822
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	269,215
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	436,796
University of NC Wilmington	4.000	06/01/2029	A1	750,000	775,837
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	205,252
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	330,198
Western Carolina University	5.000	10/01/2025	Aa3	225,000	243,119
Western Carolina University	5.000	06/01/2027	AA*	250,000	272,605

					3,471,348
MUNICIPAL UTILITY REVENUE BONDS
14.80% of Net Assets
Brunswick County NC Enterprise System Revenue**	5.000	04/01/2027	Aa2	250,000	268,035
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	262,885
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	365,011
Lincoln County NC Enterprise System Revenue	5.000	08/01/2029	AA*	100,000	115,508
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	103,205
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	211,842
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	139,949
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	134,895
Pender County NC Limited Obligation	5.000	06/01/2027	Aa3	100,000	112,737
Pender County NC Limited Obligation	5.000	06/01/2028	Aa3	100,000	114,147
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	171,144

					1,999,358
SCHOOL IMPROVEMENT BONDS
11.34% of Net Assets
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa2	250,000	257,795
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	272,343
Rutherford County NC Limited Obligation	5.000	03/01/2028	A1	75,000	84,093
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	197,927
Scotland County NC	5.000	12/01/2025	A*	270,000	291,156
Scotland County NC	5.000	12/01/2026	A*	250,000	273,908
Scotland County NC	5.000	12/01/2027	A*	140,000	155,385

					1,532,607
REFUNDING BONDS
11.12% of Net Assets
Charlotte NC Certificate of Participation	5.000	06/01/2023	Aa1	25,000	25,754
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	100,000	101,711
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	109,035
Raleigh NC Limited ObligationRefunding	5.000	10/01/2023	Aa2	250,000	260,050
Rockingham County NC Limited Obligation**	5.000	04/01/2023	Aa3	250,000	256,310
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	108,634
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	171,773
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	134,739
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	230,046
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	102,820

					1,500,872
PUBLIC FACILITIES REVENUE BONDS
11.03% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2028	Aa1	500,000	537,750
Charlotte NC Certificate of Participation	4.000	12/01/2022	Aa1	170,000	170,233
Greenville NC Limited Obligation	5.000	06/01/2029	AA-*	150,000	171,029
Harnett County NC Limited Obligation	5.000	10/01/2027	Aa3	155,000	174,364
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	290,374
Surry County NC Limited Obligation	5.000	10/01/2030	Aa3	125,000	146,035

					1,489,785

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.00% of Net Assets
North Carolina State Grant Anticipation Revenue	5.000%	03/01/2029	A2	$200,000	$225,942
North Carolina State Grant Anticipation Revenue Garvee	5.000	03/01/2029	A2	20,000	22,620
North Carolina State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	127,186
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	257,553
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	312,870

					946,171
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.28% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2030	Aa3	250,000	283,340
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	243,790
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A2	180,000	185,951

					713,081
AD VALOREM PROPERTY BONDS
1.93% of Net Assets
Smithville Township NC**	5.000	06/01/2024	Aa2	250,000	260,775

PREREFUNDED BONDS
1.44% of Net Assets
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	194,598

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.95% of Net Assets
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	128,863

LEASE REVENUE BONDS
.85% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1	100,000	114,766

AIRPORT REVENUE BONDS
.63% of Net Assets
Charlotte NC Airport	5.000	07/01/2030	Aa3	75,000	85,316

Total Investments 92.07% of Net Assets (cost $12,566,339 (See footnote 6 for further explanation)					$12,437,540

Other assets in excess of liabilities 7.93%					1,071,620

Net Assets 100%					$13,509,160

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,437,540
Level 3	Significant Unobservable Inputs	—

$12,437,540

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022

ASSETS:
Investments in securities, at fair value (Cost: $12,566,339)		$12,437,540
Cash		984,109
Interest receivable		114,129

Total assets		13,535,778
LIABILITIES:
Payable for:
Distributions to shareholders	4,532
Fund shares redeemed	2,440
Investment advisory fee	2,633
Transfer agent fee	1,576
Professional fees	2,736
Audit fees	2,431
Trustees fees	1,545
Custodian fee	1,149
Accrued expenses	7,576

Total liabilities		26,618

NET ASSETS:
Paid-in capital		13,645,953
Total accumulated loss		(136,793)

Total Net Assets		$13,509,160

NET ASSET VALUE, offering price and redemption price per share (1,289,406 shares outstanding; unlimited number of shares authorized; no par value)		$10.48

STATEMENT OF OPERATIONS

For the year ended June 30, 2022

Net investment income:
Interest income	$295,970

Expenses:
Investment advisory fee	66,016
Transfer agent fee	19,805
Registration fees	8,958
Compliance fees	7,215
Custodian fee	5,866
Pricing fees	5,454
Professional fees	2,616
Trustees fees	1,533
Other expenses	4,443

Total expenses	121,906
Fees waived by Adviser (Note 2)	(29,365)
Custodian fee reduction (Note 7)	(26)

Net expenses	92,515

Net investment income	203,455

Realized and unrealized loss on investments:
Net realized loss	(7,994)
Net change in unrealized appreciation/depreciation	(832,809)

Net realized and unrealized loss on investments	(840,803)

Net decrease in net assets resulting from operations	$(637,348)

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2022 and 2021

	2022	2021
Operations:
Net investment income	$203,455	$206,892
Net realized gain/(loss) on investments	(7,994)	48
Net change in unrealized appreciation/depreciation	(832,809)	(31,639)

Net increase/(decrease) in net assets resulting from operations	(637,348)	175,301
Total distributions (Note 6)	(203,503)	(208,402)
Net Fund share transactions (Note 4)	1,110,314	295,632

Total increase	269,463	262,531
Net assets:
Beginning of year	13,239,697	12,977,166

End of year	$13,509,160	$13,239,697

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.17	$11.20	$11.02	$10.64	$10.85

Income from investment operations:
Net investment income	0.17	0.18	0.17	0.17	0.16
Net gains/(losses) on investments	(0.69)	(0.03)	0.18	0.38	(0.21)

Total from investment operations	(0.52)	0.15	0.35	0.55	(0.05)
Less distributions:
Distributions from net investment income	(0.17)	(0.18)	(0.17)	(0.17)	(0.16)
Distributions from capital gains	0.00 (b)	0.00 (b)	0.00	0.00	0.00

Net asset value, end of year	$10.48	$11.17	$11.20	$11.02	$10.64

Total return	(4.72)%	1.32%	3.24%	5.19%	(0.45)%
Net assets, end of year (in thousands)	$13,509	$13,240	$12,977	$19,504	$22,267
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.92%	0.95%	0.91%	0.88%	0.86%
Ratio of net investment income to average net assets	1.54%	1.56%	1.56%	1.55%	1.50%
Portfolio turnover	13.13%	1.94%	9.59%	13.59%	21.80%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
27.15% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA*	$250,000	$265,155
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA*	2,325,000	2,448,644
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	516,250
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,513,601
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	833,538
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	789,870
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	254,398
Franklin TN Water & Sewer System Revenue	4.000	02/01/2041	Aa2	740,000	744,262
Franklin TN Water & Sewer System Revenue	4.000	02/01/2042	Aa2	770,000	772,202
Hallsdale-Powell TN Utility District	3.000	04/01/2043	AA*	800,000	671,816
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	321,259
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,008,980
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	525,460
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA+*	1,000,000	1,006,270
Harpeth Valley TN Utilities District	4.000	09/01/2045	AA+*	150,000	149,994
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	515,165
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,012,650
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	264,948
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	263,143
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	790,725
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	810,880
Memphis TN Gas System Revenue**	4.000	12/01/2037	Aa1	1,310,000	1,322,050
Memphis TN Storm Water System Revenue	5.000	10/01/2038	Aa3	500,000	543,930
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	520,035
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	519,010
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa2	250,000	271,615
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	275,400
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	552,670
Williamson County Utilities	4.000	09/01/2041	AA*	500,000	500,905

					19,984,825
PREREFUNDED BONDS
22.61% of Net Assets
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,582,630
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	510,080
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	251,650
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	240,422
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,335,675
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,552,860
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	781,606
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa2	3,250,000	3,352,243
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa2	575,000	593,090
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2040	Aa2	1,765,000	1,820,527
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	679,816
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	700,000	745,528
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,181,820
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2043	Aa1	1,000,000	1,011,800

					16,639,747
SCHOOL IMPROVEMENT BONDS
12.29% of Net Assets
Coffee County TN	4.000	06/01/2037	AA-*	500,000	507,850
Coffee County TN	4.000	06/01/2041	AA-*	620,000	624,836

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Franklin TN Special School District	5.000%	06/01/2039	Aa1	$250,000	$277,073
Franklin TN Special School District	4.000	06/01/2046	Aa1	750,000	751,658
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,182,189
Montgomery County TN	4.000	04/01/2036	AA*	260,000	264,495
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	1,945,650
Shelby County TN	5.000	04/01/2037	Aa1	500,000	542,350
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,514,704
Wilson County TN 10th Special School District	4.000	04/01/2033	AA-*	655,000	679,170
Wilson County TN 10th Special School District	4.000	04/01/2037	AA-*	200,000	203,308
Wilson County TN 10th Special School District	4.000	04/01/2039	AA-*	550,000	556,474

					9,049,757
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.02% of Net Assets
Knox County TN Health East Tennessee Children’s Hospital	4.000	11/15/2048	A*	900,000	844,110
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,646,600
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	994,118
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,624,644
Shelby County TN Health Education & Housing Facilities - LeBonheur	5.000	05/01/2035	A1	500,000	527,385

					6,636,857
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.73% of Net Assets
Germantown TN	3.000	12/01/2050	Aaa	415,000	338,179
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,136,621
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,523,964
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	513,925
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	509,900
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,670,340

					5,692,929
REFUNDING BONDS
5.90% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,072,650
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	412,100
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	520,060
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	258,506
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,043,800
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	260,293
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	259,943
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	516,060

					4,343,412
PUBLIC FACILITIES REVENUE BONDS
5.57% of Net Assets
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,266,200
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,367,925
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	834,344
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	631,285

					4,099,754
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.18% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	201,198
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	940,792
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,049,611
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	881,956

					3,073,557

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AIRPORT REVENUE BONDS
3.85% of Net Assets
Memphis Shelby County TN Airport Authority	4.000%	07/01/2038	A2	$500,000	$497,075
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	852,016
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	266,105
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,221,028

					2,836,224
Total Investments 98.30% of Net Assets (cost $73,862,912) (See footnote 6 for further explanation)					$72,357,062

Other assets in excess of liabilities 1.70%					1,251,463

Net Assets 100%					$73,608,525

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	72,357,062
Level 3	Significant Unobservable Inputs	—

$72,357,062

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022

ASSETS:
Investments in securities, at fair value (Cost: $73,862,912)		$72,357,062
Cash		519,775
Interest receivable		985,419

Total assets		73,862,256
LIABILITIES:
Payable for:
Distributions to shareholders	180,906
Fund shares redeemed	22,366
Investment advisory fee	30,276
Transfer agent fee	8,010
Professional fees	3,082
Custodian fee	1,637
Trustees fees	1,513
Accrued expenses	5,941

Total liabilities		253,731

NET ASSETS:
Paid-in capital		75,311,654
Total accumulated loss		(1,703,129)

Total Net Assets		$73,608,525

NET ASSET VALUE, offering price and redemption price per share (6,914,776 shares outstanding; unlimited number of shares authorized; no par value)		$10.65

STATEMENT OF OPERATIONS

For the year ended June 30, 2022

Net investment income:
Interest income	$2,462,582

Expenses:
Investment advisory fee	409,703
Transfer agent fee	104,329
Professional fees	16,492
Custodian fee	13,238
Compliance fees	6,501
Trustees fees	9,688
Pricing fees	10,001
Registration fees	8,802
Other expenses	4,506

Total expenses	583,260
Fees waived by Adviser (Note 2)	(10,956)
Custodian fee reduction (Note 7)	(62)

Net expenses	572,242

Net investment income	1,890,340

Realized and unrealized loss on investments:
Net realized loss	(24,886)
Net change in unrealized appreciation/depreciation	(7,560,469)

Net realized and unrealized loss on investments	(7,585,355)

Net decrease in net assets resulting from operations	$(5,695,015)

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2022 and 2021

	2022	2021
Operations:
Net investment income	$1,890,340	$2,146,230
Net realized gain/(loss) on investments	(24,886)	156,369
Net change in unrealized appreciation/depreciation	(7,560,469)	268,393

Net increase/(decrease) in net assets resulting from operations	(5,695,015)	2,570,992
Total distributions (Note 6)	(1,890,340)	(2,169,427)
Net Fund share transactions (Note 4)	(4,952,902)	(9,934,989)

Total decrease	(12,538,257)	(9,533,424)
Net assets:
Beginning of year	86,146,782	95,680,206

End of year	$73,608,525	$86,146,782

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.71	$11.66	$11.51	$11.24	$11.44

Income from investment operations:
Net investment income	0.26	0.27	0.28	0.30	0.31
Net gains/(losses) on investments	(1.06)	0.05	0.15	0.27	(0.20)

Total from investment operations	(0.80)	0.32	0.43	0.57	0.11
Less distributions:
Distributions from net investment income	(0.26)	(0.27)	(0.28)	(0.30)	(0.31)

Net asset value, end of year	$10.65	$11.71	$11.66	$11.51	$11.24

Total return	(6.92)%	2.84%	3.77%	5.12%	0.94%
Net assets, end of year (in thousands)	$73,609	$86,147	$95,680	$104,207	$108,121
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.31%	2.35%	2.42%	2.63%	2.70%
Portfolio turnover	11.61%	2.75%	3.46%	6.46%	15.77%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.97% of Net Assets
Maryville TN	5.000%	06/01/2026	Aa2	$350,000	$386,187
Memphis TN General Improvement**	5.000	11/01/2023	Aa2	350,000	364,997
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	221,026
Putnam County TN	4.000	04/01/2025	Aa2	100,000	105,054

					1,077,264
MUNICIPAL UTILITY REVENUE BONDS
23.74% of Net Assets
Chattanooga TN Electric Revenue**	5.000	09/01/2023	AA*	250,000	259,388
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	269,645
Maryville TN	4.000	06/01/2029	Aa2	250,000	263,150
Springfield TN	5.000	06/01/2027	Aa3	245,000	274,627

					1,066,810
PUBLIC FACILITIES REVENUE BONDS
19.99% of Net Assets
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	265,730
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	128,831
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	197,163
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	202,459
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	103,847

					898,030
SCHOOL IMPROVEMENT BONDS
16.23% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	264,265
Milan TN Special School District	5.000	03/01/2028	AA*	170,000	192,426
White County TN	4.000	06/01/2027	AA-*	260,000	272,483

					729,174
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.56% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	135,529
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	104,883
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	234,077

					474,489
AIRPORT REVENUE BONDS
2.28% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	102,217

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.82% of Net Assets
Selmer TN	4.000	06/01/2025	AA*	35,000	36,680

PREREFUNDED BONDS
.45% of Net Assets
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	20,002

Total Investments 98.04% of Net Assets (cost $4,407,560) (See footnote 6 for further explanation)					$4,404,666

Other assets in excess of liabilities 1.96%					88,267

Net Assets 100%					$4,492,933

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2022

All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against line of credit--see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,404,666
Level 3	Significant Unobservable Inputs	—

$4,404,666

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022

ASSETS:
Investments in securities, at fair value (Cost: $4,407,560)		$4,404,666
Cash		51,702
Interest receivable		47,087

Total assets		4,503,455
LIABILITIES:
Payable for:
Distributions to shareholders	1,089
Fund shares redeemed	476
Investment advisory fee	391
Transfer agent fee	317
Audit fees	1,435
Pricing fees	1,421
Professional fees	1,362
Postage expense	1,296
Printing expense	1,238
Trustees fees	751
Custodian fee	421
Accrued expenses	325

Total liabilities		10,522

NET ASSETS:
Paid-in capital		4,743,405
Total accumulated loss		(250,472)

Total Net Assets		$4,492,933

NET ASSET VALUE, offering price and redemption price per share (433,997 shares outstanding; unlimited number of shares authorized; no par value)		$10.35

STATEMENT OF OPERATIONS

For the year ended June 30, 2022

Net investment income:
Interest income	$120,452

Expenses:
Investment advisory fee	26,506
Transfer agent fee	8,086
Registration expense	7,952
Custodian fee	5,173
Compliance fees	7,172
Pricing expense	3,726
Professional fees	1,084
Trustees fees	639
Other expenses	2,532

Total expenses	62,870
Fees waived by Adviser (Note 2)	(25,034)
Fees waived by Transfer Agent (Note 2)	(606)
Custodian fee reduction (Note 7)	(23)

Net expenses	37,207

Net investment income	83,245

Realized and unrealized gain/(loss) on investments:
Net realized gain	3,481
Net change in unrealized appreciation/depreciation	(298,681)

Net realized and unrealized loss on investments	(295,200)

Net decrease in net assets resulting from operations	$(211,955)

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2022 and 2021

	2022	2021
Operations:
Net investment income	$83,245	$97,031
Net realized gain on investments	3,481	18,522
Net change in unrealized appreciation/depreciation	(298,681)	(62,358)

Net increase/(decrease) in net assets resulting from operations	(211,955)	53,195
Total distributions (Note 6)	(83,245)	(97,031)
Net Fund share transactions (Note 4)	(1,133,970)	(634,312)

Total decrease	(1,429,170)	(678,148)
Net assets:
Beginning of year	5,922,103	6,600,251

End of year	$4,492,933	$5,922,103

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.94	$11.02	$10.82	$10.52	$10.70

Income from investment operations:
Net investment income	0.17	0.17	0.17	0.17	0.16
Net gains/(losses) on investments both realized and unrealized	(0.59)	(0.08)	0.20	0.30	(0.18)

Total from investment operations	(0.42)	0.09	0.37	0.47	(0.02)
Less distributions:
Distributions from net investment income	(0.17)	(0.17)	(0.17)	(0.17)	(0.16)

Net asset value, end of year	$10.35	$10.94	$11.02	$10.82	$10.52

Total return	(3.89)%	0.81%	3.49%	4.48%	(0.17)%
Net assets, end of year (in thousands)	$4,493	$5,922	$6,600	$7,239	$10,003
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.71%	0.70%
Ratio of gross expenses to average net assets	1.19%	1.12%	1.14%	1.08%	0.98%
Ratio of net investment income to average net assets	1.57%	1.54%	1.60%	1.57%	1.53%
Portfolio turnover	0.00%	5.75%	4.55%	10.64%	22.75%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
63.27% of Net Assets
Federal Farm Credit Bank**	5.840%	07/20/2022	Aaa	$2,650,000	$2,655,986
Federal Farm Credit Bank**	5.250	10/25/2022	Aaa	1,150,000	1,162,392
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,024,384
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	1,000,000	947,807

					6,790,569
FEDERAL HOME LOAN BANK
49.25% of Net Assets
Federal Home Loan Bank^	3.400	07/19/2024	Aaa	900,000	901,754
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	1,836,040
Federal Home Loan Bank^	4.000	01/22/2025	Aaa	900,000	900,274
Federal Home Loan Bank	3.300	06/09/2025	Aaa	500,000	498,289
Federal Home Loan Bank^	3.600	07/18/2025	Aaa	900,000	900,128
Federal Home Loan Bank	3.200	06/10/2027	Aaa	250,000	248,849

					5,285,334
FEDERAL HOME LOAN MORTAGE CORPORATION
8.33% of Net Assets
Federal Home Loan Mortage Corporation	1.400	07/28/2032	Aaa	500,000	397,172
Federal Home Loan Mortage Corporation	3.000	06/13/2024	Aaa	500,000	497,302

					894,474
Total Investments 120.85% of Net Assets (cost $13,123,824) (See footnote 6 for further explanation)					$12,970,377

Liabilities in excess of assets (20.85)%					(2,238,098)

Net Assets 100%					$10,732,279

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$12,970,377
Level 3	Significant Unobservable Inputs	—

$12,970,377

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022

ASSETS:
Investments in securities, at fair value (Cost: $13,123,824)		$12,970,377
Cash		351,177
Interest receivable		134,138

Total assets		13,455,692
LIABILITIES:
Payable for:
Investments purchased	2,700,265
Distributions to shareholders	3,769
Fund shares redeemed	7,632
Investment advisory fee	1,076
Transfer agent fee	1,323
Professional fees	2,268
Trustee fees	675
Accrued expenses	6,405

Total liabilities		2,723,413

NET ASSETS:
Paid-in capital		10,930,829
Total accumulated loss		(198,550)

Total Net Assets		$10,732,279

NET ASSET VALUE, offering price and redemption price per share (1,124,694 shares outstanding; unlimited number of shares authorized; no par value)		$9.54

STATEMENT OF OPERATIONS

For the year ended June 30, 2022

Net investment income:
Interest income	$342,319

Expenses:
Investment advisory fee	22,855
Transfer agent fee	17,141
Registration fees	11,164
Compliance fees	7,300
Pricing fees	6,935
Custodian fee	6,386
Printing expense	5,475
Professional fees	2,302
Trustee fees	1,371
Other expenses	4,387

Total expenses	85,316
Fees waived by Adviser (Note 2)	(5,251)
Custodian fee reduction (Note 7)	(29)

Net expenses	80,036

Net investment income	262,283

Realized and unrealized gain/(loss) on investments:
Net realized gain	6,835
Net change in unrealized appreciation/depreciation	(643,365)

Net realized and unrealized loss on investments	(636,530)

Net decrease in net assets resulting from operations	$(374,247)

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2022 and 2021

	2022	2021
Operations:
Net investment income	$262,283	$345,153
Net realized gain on investments	6,835	89,183
Net change in unrealized appreciation/depreciation	(643,365)	(504,094)

Net decrease in net assets resulting from operations	(374,247)	(69,758)
Total distributions (Note 6)	(262,283)	(345,153)
Net Fund share transactions (Note 4)	(675,223)	(3,218,481)

Total decrease	(1,311,753)	(3,633,392)
Net assets:
Beginning of year	12,044,032	15,677,424

End of year	$10,732,279	$12,044,032

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.09	$10.37	$10.12	$9.87	$10.23

Income from investment operations:
Net investment income	0.23	0.23	0.24	0.25	0.25
Net gains/(losses) on investments	(0.55)	(0.28)	0.25	0.25	(0.36)

Total from investment operations	(0.32)	(0.05)	0.49	0.50	(0.11)
Less distributions:
Distributions from net investment income	(0.23)	(0.23)	(0.24)	(0.25)	(0.25)

Net asset value, end of year	$9.54	$10.09	$10.37	$10.12	$9.87

Total return	(3.25)%	(0.49)%	4.88%	5.12%	(1.05)%
Net assets, end of year (in thousands)	$10,732	$12,044	$15,677	$15,128	$15,033
Ratio of net expenses to average net assets (a)	0.70%	0.66%	0.68%	0.69%	0.61%
Ratio of gross expenses to average net assets	0.75%	0.67%	0.68%	0.69%	0.61%
Ratio of net investment income to average net assets	2.30%	2.25%	2.33%	2.50%	2.53%
Portfolio turnover	17.50%	3.35%	5.07%	0.00%	1.99%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
25.82% of Net Assets
Cleveland OH Water	3.205%	01/01/2042	Aa2	$250,000	$214,403
Franklin County WA Public Utility District	2.974	09/01/2041	A1	150,000	125,771
Grant County WA Public Utility District	3.336	01/01/2041	Aa3	125,000	101,525
KY State Rural Water Finance Corporation	3.000	08/01/2050	A+*	250,000	195,918
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	253,836
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	112,985
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	326,958

					1,331,396
PUBLIC FACILITIES REVENUE BONDS
17.54% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	275,000	256,754
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	178,789
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	240,084
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	200,000	147,802
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	80,951

					904,380
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.32% of Net Assets
Mesa CO State College Auxiliary	5.800	05/15/2040	Aa2	170,000	192,212
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	125,335
Michigan State University Revenues**	4.496	08/15/2048	Aa2	375,000	369,086

					686,633
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
8.98% of Net Assets
TN Housing Development Agency	3.254	01/01/2045	Aa1	130,000	105,788
Uptown Development Authority Texas	3.464	09/01/2040	A1	200,000	164,224
VA State Housing Development Authority	3.230	11/01/2050	Aa1	250,000	193,088

					463,100
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.13% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	367,856

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.27% of Net Assets
KY State Property & Buildings Build America**	5.921	11/01/2030	A1	250,000	271,912

MARINA/PORT AUTHORITY REVENUE BONDS
5.08% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	262,014

SCHOOL IMPROVEMENT BONDS
4.97% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	256,153

HOSPITAL AND HEALTHCARE REVENUE BONDS
4.18% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	215,344

AIRPORT REVENUE BONDS
1.77% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	91,438

PREREFUNDED BONDS
.49% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	25,119

Total Investments 94.55% of Net Assets (cost $5,109,353) (See footnote 6 for further explanation)					$4,875,345

Other assets in excess of liabilities 5.45%					281,128

Net Assets 100%					$5,156,473

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2022

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,875,345
Level 3	Significant Unobservable Inputs	—

$4,875,345

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022

ASSETS:
Investments in securities, at fair value (Cost: $5,109,353)		$4,875,345
Cash		243,447
Interest receivable		65,708

Total assets		5,184,500
LIABILITIES:
Payable for:
Distributions to shareholders	4,688
Trustees fees	5,938
Professional fees	4,070
Registration fee	9,031
Custodian fee	2,508
Accrued expenses	1,792

Total liabilities		28,027

NET ASSETS:
Paid-in capital		6,906,423
Total accumulated loss		(1,749,950)

Total Net Assets		$5,156,473

NET ASSET VALUE, offering price and redemption price per share (637,415 shares outstanding; unlimited number of shares authorized; no par value)		$8.09

STATEMENT OF OPERATIONS

For the year ended June 30, 2022

Net investment income:
Interest income	$445,361

Expenses:
Investment advisory fee	62,335
Transfer agent fee	18,700
Registration fees	16,814
Custodian fee	6,493
Compliance fees	7,201
Pricing fees	4,621
Professional fees	2,682
Trustees fees	1,567
Other expenses	3,616

Total expenses	124,029
Fees waived by Adviser (Note 2)	(36,410)
Fees waived by Transfer Agent (Note 2)	(622)
Custodian fee reduction (Note 7)	(29)

Net expenses	86,968

Net investment income	358,393

Realized and unrealized loss on investments:
Net realized loss	(1,476,608)
Net change in unrealized appreciation/depreciation	(1,143,150)

Net realized and unrealized loss on investments	(2,619,758)

Net decrease in net assets resulting from operations	$(2,261,365)

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2022 and 2021

	2022	2021
Operations:
Net investment income	$358,393	$469,550
Net realized gain/(loss) on investments	(1,476,608)	13,018
Net change in unrealized appreciation/depreciation	(1,143,150)	(93,169)

Net increase/(decrease) in net assets resulting from operations	(2,261,365)	389,399
Total distributions (Note 6)	(362,905)	(558,521)
Net Fund share transactions (Note 4)	(6,815,481)	1,042,989

Total increase/(decrease)	(9,439,751)	873,867
Net assets:
Beginning of year	14,596,224	13,722,357

End of year	$5,156,473	$14,596,224

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.28	$10.40	$10.39	$10.24	$10.48

Income from investment operations:
Net investment income	0.29	0.34	0.52	0.51	0.51
Net gains/(losses) on investments	(2.19)	(0.06)	0.01	0.15	(0.24)

Total from investment operations	(1.90)	0.28	0.53	0.66	0.27
Less distributions:
Distributions from net investment income	(0.29)	(0.34)	(0.52)	(0.51)	(0.51)
Distributions from capital gains	0.00	(0.06)	0.00	0.00	0.00

Total distributions	(0.29)	(0.40)	(0.52)	(0.51)	(0.51)

Net asset value, end of year	$8.09	$10.28	$10.40	$10.39	$10.24

Total return	(18.86)%	2.72%	5.20%	6.64%	2.66%
Net assets, end of year (in thousands)	$5,156	$14,596	$13,722	$12,239	$10,957
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.00%	0.96%	1.02%	1.00%	0.92%
Ratio of net investment income to average net assets	2.89%	3.30%	4.62%	4.99%	4.95%
Portfolio turnover	8.39%	33.27%	16.28%	3.58%	4.31%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years, and its weighted average nominal maturity will normally range between 3-10 years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

A.	Security Valuation

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Board of Trustees of the Trust (the “Board”). The Board is responsible for, among other things, monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Pricing Review Committee to fair value the security in accordance with Board approved policies and procedures (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Pricing Review Committee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Pricing Review Committee are reviewed by the Valuation Committee, which consists of all the Independent Trustees. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

1.	Organization and Significant Accounting Policies, continued

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2022, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest is accrued by the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2022. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of June 30, 2022, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

1.	Organization and Significant Accounting Policies, continued

Distributions are paid at the following frequencies:

Monthly:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after June 30, 2022 have been evaluated by Dupree & Company, Inc. (the “Adviser”) for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements between the Adviser and the Trust, on behalf of each Fund (each a “Agreement” and collectively, the “Agreements”) the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of 0.20 of 1% of average daily net assets.

Dupree & Company, Inc., also serving as the Funds’ transfer agent (the “Transfer Agent”), may voluntarily waive investment advisory fees and Transfer Agent fees payable to it under the Investment Advisory Agreement and Transfer Agent Agreement with each Fund, and assume and pay other operating expenses. Dupree & Company, Inc. will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

For the year ended June 30, 2022, fees voluntarily waived by the Adviser and Transfer Agent were as follows:

	Fees waived by Adviser	Fees waived by Transfer Agent
Alabama Tax-Free Income Series	$46,060	$-0-
Kentucky Tax-Free Income Series	-0-	-0-
Kentucky Tax-Free Short-to-Medium Series	36,574	-0-
Mississippi Tax-Free Income Series	28,960	-0-
North Carolina Tax-Free Income Series	2,346	-0-
North Carolina Tax-Free Short-to-Medium Series	29,365	-0-
Tennessee Tax-Free Income Series	10,956	-0-
Tennessee Tax-Free Short-to-Medium Series	25,034	606
Intermediate Government Bond Series	5,251	-0-
Taxable Municipal Bond Series	36,410	622

In addition, each Fund has entered into a Shareholder Service Agreement with the Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 of average net assets and 0.12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the year ended June 30, 2022, each member of the Board of Trustees that is not an “interested person” as defined in the 1940 Act (each, and “Independent Trustee”) received a fee of $40,000 per year. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the year ended June 30, 2022, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls/ Maturities
Alabama Tax-Free Income Series	$1,924,965	$696,015
Kentucky Tax-Free Income Series	137,365,504	164,024,507
Kentucky Tax-Free Short-to-Medium Series	7,029,634	5,704,816
Mississippi Tax-Free Income Series	997,227	974,144
North Carolina Tax-Free Income Series	10,136,897	19,412,263
North Carolina Tax-Free Short-to-Medium Series	2,269,576	1,681,417
Tennessee Tax-Free Income Series	9,419,374	13,966,642
Tennessee Tax-Free Short-to-Medium Series	-0-	989,943
Intermediate Government Bond Series	3,950,000	2,012,840
Taxable Municipal Bond Series	1,000,000	7,835,101

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

4.	Capital Shares

As of June 30, 2022 and June 30, 2021, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2022		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	196,960	$2,464,942	293,496	$3,764,316
Shares reinvested	21,203	259,715	19,958	255,760
Shares redeemed	(186,054)	(2,301,180)	(259,812)	(3,338,207)
Net increase	32,109	$423,477	53,642	$681,869

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2022		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	14,222,679	$110,952,605	16,706,588	$133,445,698
Shares reinvested	1,593,379	12,192,407	1,716,683	13,703,841
Shares redeemed	(22,091,850)	(167,150,966)	(16,656,182)	(133,013,154)
Net increase/(decrease)	(6,275,792)	$(44,005,954)	1,767,089	$14,136,385

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2022		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,771,390	$9,291,397	981,085	$5,340,565
Shares reinvested	69,899	369,565	75,976	413,264
Shares redeemed	(1,787,360)	(9,379,789)	(1,483,345)	(8,070,761)
Net increase/(decrease)	53,929	$281,173	(426,284)	$(2,316,932)

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2022		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	93,511	$1,129,927	139,052	$1,722,024
Shares reinvested	7,991	94,928	8,134	100,664
Shares redeemed	(127,853)	(1,508,166)	(125,113)	(1,551,245)
Net increase/(decrease)	(26,351)	$(283,311)	22,073	$271,443

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2022		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,775,766	$31,815,282	2,470,661	$29,730,671
Shares reinvested	185,936	2,127,491	174,207	2,091,395
Shares redeemed	(3,977,163)	(45,114,444)	(2,644,285)	(31,825,992)
Net increase/(decrease)	(1,015,461)	$(11,171,671)	583	$(3,926)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2022		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	211,127	$2,249,766	100,230	$1,125,345
Shares reinvested	13,766	149,521	13,703	153,756
Shares redeemed	(120,761)	(1,288,973)	(87,590)	(983,469)
Net increase	104,132	$1,110,314	26,343	$295,632

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2022		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	375,074	$4,292,365	471,541	$5,524,640
Shares reinvested	100,146	1,122,805	113,232	1,324,566
Shares redeemed	(916,682)	(10,368,072)	(1,434,600)	(16,784,195)
Net decrease	(441,462)	$(4,952,902)	(849,827)	$(9,934,989)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2022		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	13,467	$142,595	47,536	$523,861
Shares reinvested	6,388	68,137	6,690	73,621
Shares redeemed	(127,241)	(1,344,702)	(111,880)	(1,231,794)
Net decrease	(107,386)	$(1,133,970)	(57,654)	$(634,312)

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2022		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	53,838	$531,475	143,600	$1,473,275
Shares reinvested	21,665	213,220	28,503	291,636
Shares redeemed	(144,096)	(1,419,918)	(490,423)	(4,983,392)
Net decrease	(68,593)	$(675,223)	(318,320)	$(3,218,481)

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2022		Year Ended June 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	190,676	$1,881,495	241,742	$2,502,800
Shares reinvested	27,855	271,383	38,485	397,308
Shares redeemed	(1,000,416)	(8,968,359)	(180,823)	(1,857,119)
Net increase/(decrease)	(781,885)	$(6,815,481)	99,404	$1,042,989

5.	Principal Risks

State-Specific Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

5.	Principal Risks, continued

political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their respective states’ municipal securities than a fund that is not geographically concentrated in these issuers to the same extent.

Municipal Securities Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities. Therefore, the investment performance of a Fund investing in municipal securities may be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less liquid than many other securities markets. This is primarily the result of lower capital commitments to the asset class by the dealer community. This may adversely affect a Fund’s ability to sell or value municipal securities it holds. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Market Risk

The market values of municipal securities held by a Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. Accordingly, the net asset value (“NAV”) of the Funds’ shares will fluctuate. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed settlement, where payment and delivery take place at a future date. Since the market price of a when-issued or delayed settlement security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Taxability Risk

The Funds’ investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Non-Diversification Risk (Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Taxable Municipal Bond Series, only)

These Funds are non-diversified, and may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Funds’ performance and share price.

Risks Associated with Health Crises

The novel coronavirus (“COVID-19”) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Funds. Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting the COVID-19 pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

5.	Principal Risks, continued

spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may affect the market values and marketability of many or all municipal obligations of issuers in that state.

Issuer Cybersecurity Risk

Municipalities issuing securities in which the Funds invest, counterparties with which the Funds engage or transact, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses of other malicious software code; ransomware; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Funds and their shareholders could be negatively impacted as a result.

6.	Federal Income Taxes

At June 30, 2022, the Funds’ cost of investments for federal income tax purposes and the net unrealized depreciation of investments were as follows:

	Cost	Appreciation	Depreciation	Net unrealized depreciation
Alabama Tax-Free Income Series	$26,786,188	$283,691	$(1,167,942)	$(884,251)
Kentucky Tax-Free Income Series	883,750,744	6,194,727	(39,449,621)	(33,254,894)
Kentucky Tax-Free Short-to-Medium Series	42,513,098	206,102	(680,260)	(474,158)
Mississippi Tax-Free Income Series	10,283,656	99,433	(447,018)	(347,585)
North Carolina Tax-Free Income Series	139,366,171	812,671	(6,939,189)	(6,126,518)
North Carolina Tax-Free Short-to-Medium Series	12,566,339	46,525	(175,324)	(128,799)
Tennessee Tax-Free Income Series	73,862,912	474,819	(1,980,669)	(1,505,850)
Tennessee Tax-Free Short-to-Medium Series	4,407,560	22,033	(24,927)	(2,894)
Intermediate Government Bond Series	13,123,824	37,231	(190,678)	(153,447)
Taxable Municipal Bond Series	5,117,127	145,329	(387,111)	(241,782)

At June 30, 2022, the Funds’ capital loss carry-forwards available to offset future capital gains, as follows:

	Short-term	Long-term	Total
Kentucky Tax-Free Short-to-Medium Series	$84,910	$—	$84,910
North Carolina Tax-Free Income Series	1,277,364	453,326	1,730,690
North Carolina Tax-Free Short-to-Medium Series	7,994	—	7,994
Tennessee Tax-Free Income Series	174,082	—	174,082
Tennessee Tax-Free Short-to-Medium Series	2,170	245,408	247,578
Intermediate Government Bond Series	45,103	—	45,103
Taxable Municipal Bond Series	174,265	1,333,904	1,508,169

During the year ended June 30, 2022, the following Funds utilized capital loss carry-forwards as follows:

Kentucky Tax-Free Short-to-Medium Series	$6,031
Tennessee Tax-Free Short-to-Medium Series	3,481
Intermediate Government Bond Series	6,835

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

6.	Federal Income Taxes, continued

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2022 as follows:

	Short-term	Long-term	Total
Kentucky Tax-Free Income Series	$446,441	$664,635	$1,111,076

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended June 30, 2022, the Funds did not have any reclassification of net assets.

The tax character of distributions paid for the years ended June 30, 2022 and 2021 were as follows:

	2022			2021
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$606,402	$—	$1,658	$625,892	$—	$—
Kentucky Tax-Free Income Series	22,611,319	3,399	51,268	24,521,135	—	505,459
Kentucky Tax-Free Short-to-Medium Series	703,577	—	—	781,394	—	—
Mississippi Tax-Free Income Series	226,994	—	20,443	251,706	—	21,270
North Carolina Tax-Free Income Series	3,205,533	—	—	3,362,950	—	—
North Carolina Tax-Free Short-to-Medium Series	203,455	—	48	206,892	1,510	—
Tennessee Tax-Free Income Series	1,890,340	—	—	2,169,427	—	—
Tennessee Tax-Free Short-to-Medium Series	83,245	—	—	97,031	—	—
Intermediate Government Bond Series	—	262,283	—	—	345,153	—
Taxable Municipal Bond Series	—	362,905	—	—	476,175	82,346

At June 30, 2022, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$88,143	$13,595	$(884,251)
Kentucky Tax-Free Income	—	2,460,977	—	(33,254,893)
Kentucky Tax-Free Short-to-Medium	—	29,853	—	(474,159)
Mississippi Tax-Free Income	—	35,792	1,391	(347,585)
North Carolina Tax-Free Income	—	238,395	—	(6,126,518)
North Carolina Tax-Free Short-to-Medium	—	4,532	—	(128,799)
Tennessee Tax-Free Income	—	157,709	—	(1,505,850)
Tennessee Tax-Free Short-to-Medium	—	1,089	—	(2,894)
Intermediate Government Bond	3,769	—	—	(153,447)
Taxable Municipal Bond Series	4,688	—	—	(241,782)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

6.	Federal Income Taxes, continued

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Losses
Alabama Tax-Free Income	$-0-	$(88,143)	$(870,656)
Kentucky Tax-Free Income	(1,111,076)	(2,460,977)	(34,365,969)
Kentucky Tax-Free Short-to-Medium	(84,910)	(29,853)	(559,069)
Mississippi Tax-Free Income	-0-	(35,792)	(346,194)
North Carolina Tax-Free Income	(1,730,690)	(238,395)	(7,857,208)
North Carolina Tax-Free Short-to-Medium	(7,994)	(4,532)	(136,793)
Tennessee Tax-Free Income	(174,083)	(180,906)	(1,703,129)
Tennessee Tax-Free Short-to-Medium	(247,578)	(1,089)	(250,472)
Intermediate Government Bond	(45,103)	(3,769)	(198,550)
Taxable Municipal Bond Series	(1,508,168)	(4,688)	(1,749,950)

7.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, U.S. Bank, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. Each Fund is permitted to borrow money as a temporary measure in order to pay redeeming shareholders. The principal amounts borrowed are due on demand. The agreement expires on August 22, 2022, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Each Fund has segregated securities in order to cover potential loans.

At June 30, 2022, the Funds had an aggregate unused line of credit amount of $25,000,000. During the year ended June 30, 2022, the average interest rate on borrowings was 3.43% and the largest borrowing amount, the date of the largest borrowing, and the daily weighted average borrowings for each Fund were as follows:

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Alabama Tax-Free Income Series	$4,000	12/29/2021	$11
Kentucky Tax Free Income Series	1,757,000	4/20/2022	22,153
Kentucky Tax-Free Short-to-Medium Series	749,000	1/26/2022	10,304
Mississippi Tax-Free Income Series	-0-	N/A	-0-
North Carolina Tax-Free Income Series	1,100,000	06/29/2022	61,967
North Carolina Tax-Free Short-to-Medium Series	143,000	5/09/2022	1,452
Tennessee Tax-Free Income Series	821,000	3/08/2022	11,334
Tennessee Short-to-Medium Tax-Free Series	97,000	10/05/2021	584
Intermediate Government Bond Series	120,000	10/08/2021	4,452
Taxable Municipal Bond Series	561,000	10/07/2021	11,184

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s custody fees. During the year, these credits reduced each Fund’s expenses by the amount shown on each Statement of Operations as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

8.	Shares of Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. At June 30, 2022, the following shareholders held over 25% of a Fund’s shares outstanding:

	Name of Shareholders	Percentage of Ownership
Mississippi Tax-Free Income Series	SEI Private Trust Company	32.53

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Dupree Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds, comprising Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series (the “Funds”), as of June 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets, the related notes, and financial highlights for each of the two years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2022, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2020 and prior, were audited by other auditors, whose report dated August 26, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

August 25, 2022

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2022

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Independent Trustees:
James C. Baughman, Jr. 125 South Mill Street Lexington, KY 40507 (1962)	Trustee, Chair of Nominating and Governance Committee	Indefinite Term/ Since October 2007	President, CJN Advisors, LLC (2013 – present; business consulting); President, H&S1 KY Lexington, LLC (2017 – present; health and wellness); President, Blue Horse Entries, LLC (2014 – 2021; online business support services for equestrian events)	10	Advisory Board, Community Trust Bank
Ann Rosenstein Giles 125 South Mill Street Lexington, KY 40507 (1952)	Trustee, Chair of Valuation Committee	Indefinite Term/ Since October 2011	AJ Marketing Partners (a strategic marketing consultant; 2012-present)	10	N/A
Marc A. Mathews, 125 South Mill Street Lexington, KY 40507 (1958)	Chairman, Trustee, Chair of Audit Committee	Indefinite Term/ Since October 2011	Vice President for Finance and Business, Transylvania University (2009 – 2021) (Retired)	10	Director, Bank of the Bluegrass
Knox van Nagell Pfister 125 South Mill Street Lexington, KY 40507 (1978)	Trustee	Indefinite Term/ Since August 2019	Managing Member of Knox Consulting LLC (October 2020 – present), (project management, advocacy, and organization-optimization services); Owner, Co-Founder of Terra Firma Construction, LLC; General Counsel, Mt. Brilliant Farm and Boone Creek LLC (2017 – 2020); Sr. Director of Philanthropy UK Health Care (2016 – 2017)	10	N/A
Interested Trustees and Officers of the Trust:
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 (1962)	President, Interested Trustee	Annual Term/ President, May 2018 – present; Executive Vice President, October 2005 – May 2018; Trustee since 2019	President, Dupree & Company, Inc. (2004 – present)	10	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 (1961)	Vice President, Secretary, Treasurer	Annual Term/ Vice President, Secretary & Treasurer, October 1999 – present	Vice President, Secretary, Treasurer of Dupree & Company, Inc. (1999 – present)	N/A	N/A
Huston B. Combs 125 South Mill Street Lexington, KY 40507 (1976)	Vice President	Annual Term/ May 2018 – present	Attorney/Registered Representative Dupree & Company, Inc. (2017 – present); Gess Mattingly & Atchison, P.S.C. (law firm) (2003 – 2017)	N/A	N/A
Vincent Harrison 125 South Mill Street Lexington, KY 40507 (1971)	Assistant Secretary & Assistant Treasurer	Annual Term/ October 2015 – present	Vice President of Dupree & Company, Inc. (2016 – present)	N/A	N/A

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2022

Trustee and officer information, continued

Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Martin Dean Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 (1963)	Chief Compliance Officer	Annual Term/ August 2017 – present	Senior Vice President, Head of Fund Compliance, Ultimus Fund Solutions, LLC (January 2016 – present)	N/A	N/A

(1)	Allen E. Grimes, III is considered to be an “interested person” as defined in section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

As of June 30, 2022, none of the Independent Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2022, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ended June 30, 2022, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period.

The complete listing of each Fund’s portfolio holdings is available on the Commission’s website at http://www.sec.gov and will be made available to shareholders upon request by calling (800) 866-0614.

Liquidity Risk Management Program

The Trust has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Trust’s Board of Trustees (the “Board”) designated certain officers of the Trust as the administrator of the Program (“Liquidity Administrator”). The Program is reasonably designed to assess and manage the liquidity risk of each Fund. Liquidity risk is the risk that each Fund could not meet requests to redeem shares issued by each Fund without significant dilution of remaining investors’ interests.

The Liquidity Administrator provided a written report to the Board for consideration at its May 12, 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from April 1, 2021 through March 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program operated effectively and was adequately and effectively implemented to assess and manage each Fund’s liquidity risk. The Liquidity Administrator also reported that there were no liquidity events that impacted each Fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each Fund may be subject, can be found in each fund’s prospectus.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2022

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2022	Beginning Account Value January 1, 2022*	Ending Account Value June 30, 2022**	Expenses Paid During the Six Months Ended June 30, 2022
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$960.18	$3.36
Hypothetical	.70	1,000.00	1,024.79	3.48
Kentucky Tax-Free Income Series
Actual	.56	1,000.00	959.78	2.73
Hypothetical	.56	1,000.00	1,024.79	2.82
Kentucky Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	980.93	3.42
Hypothetical	.70	1,000.00	1,024.79	3.49
Mississippi Tax-Free Income Series
Actual	.70	1,000.00	963.01	3.38
Hypothetical	.70	1,000.00	1,024.79	3.48
North Carolina Tax-Free Income Series
Actual	.68	1,000.00	955.32	3.32
Hypothetical	.68	1,000.00	1,024.79	3.44
North Carolina Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	976.59	3.40
Hypothetical	.70	1,000.00	1,024.79	3.49
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	965.68	3.38
Hypothetical	.70	1,000.00	1,024.79	3.48

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2022

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized June 30, 2022	Beginning Account Value January 1, 2022*	Ending Account Value June 30, 2022**	Expenses Paid During the Six Months Ended June 30, 2022
Tennessee Tax-Free Short-to-Medium Series
Actual	.70%	$1,000.00	$980.71	$3.43
Hypothetical	.70	1,000.00	1,024.79	3.51
Intermediate Government Bond Series
Actual	.70	1,000.00	983.89	3.42
Hypothetical	.70	1,000.00	1,024.79	3.49
Taxable Municipal Bond Series
Actual	.70	1,000.00	906.48	3.25
Hypothetical	.70	1,000.00	1,024.79	3.46

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [181/365] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

Item 3. Audit Committee Financial Expert: The board has determined that Marc A. Mathews possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Mathews as the audit committee financial expert. Mr. Mathews is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services:

(a)	Audit Fees.
	Year ended June 30, 2021:	$128,000
	Year ended June 30, 2022	$128,000

(b)	Audit Related Fees.
	Year ended June 30, 2021:	None
	Year ended June 30, 2022	None

(c)	Tax Fees (consisting of income and excise tax compliance services)
	Year ended June 30, 2021:	$40,000
	Year ended June 30, 2022	$40,000

(d)	All Other Fees (Fees for all other services)

Year ended June 30, 2021                   $19,000

(consisted of examination of transfer agent ($5,000); Anti-Money Laundering advisory services ($7,000) and Review of Semi-Annual report ($7,000))

Year ended June 30, 2022                   $17,000

(consisted of examination of transfer agent ($5,000); Anti-Money Laundering advisory services ($7,000) and Review of Semi-Annual report ($5,000))

(e)

(1) (2) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting. All services (b) through (d) were pre-approved by the Audit Committee.

(f)

The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s Financial Statements for the fiscal year ended June 30, 2022.

(g)	The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant were:

Year ended June 30, 2021:                  $59,000

Year ended June 30, 2022:                  $57,000

(h)	Services were pre-approved by the Registrant’s Audit Committee.

Item 5. Not applicable.

Item 6.

(a)	Included as part of item 1.
(b)	Not Applicable

Item 7. Not applicable.

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits
(a)(1)	Code of Ethics
(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable
(a)(4)	Not applicable.
(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III, President

Date: August 26, 2022